UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2006

Item 1. Reports to Stockholders

Fidelity® Strategic Real Return Fund

Semiannual Report March 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	8	A complete list of the fund’s investments
		with their market values.
Financial Statements	22	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	32	Notes to the financial statements.
Report of Independent	42
Registered Public
Accounting Firm
Proxy Voting Results	44
Board Approval of	45
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quar ters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Refer ence Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the fund’s most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Stud ies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Invest ing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006
Class A
Actual	$ 1,000.00	$ 993.80	$ 4.97
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class T
Actual	$ 1,000.00	$ 993.60	$ 5.47
HypotheticalA	$ 1,000.00	$ 1,019.45	$ 5.54
Class B
Actual	$ 1,000.00	$ 990.50	$ 8.68
HypotheticalA	$ 1,000.00	$ 1,016.21	$ 8.80
Class C
Actual	$ 1,000.00	$ 989.70	$ 9.18
HypotheticalA	$ 1,000.00	$ 1,015.71	$ 9.30
Strategic Real Return
Actual	$ 1,000.00	$ 995.00	$ 4.23
HypotheticalA	$ 1,000.00	$ 1,020.69	$ 4.28
Institutional Class
Actual	$ 1,000.00	$ 995.10	$ 4.23
HypotheticalA	$ 1,000.00	$ 1,020.69	$ 4.28

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	1.00%
Class T	1.10%
Class B	1.75%
Class C	1.85%
Strategic Real Return	85%
Institutional Class	85%

5 Semiannual Report

Investment Changes

Holdings Distribution (% of fund’s net assets)
	As of	As of
	March 31,	September 30,
	2006	2005
Commodity-Linked Notes and Related Investments*	27.3%	27.1%
Inflation Protected Investments	27.2%	27.9%
Floating Rate High Yield	23.9%	19.7%
Real Estate Investments	14.8%	17.0%
Cash & Cash Equivalents	0.9%	7.9%

* Includes Fidelity Ultra Short Central Fund held in connection with commodity linked notes and related investments. Investments in commodity linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones AIG Commodity Index, the majority of which trade on U.S. exchanges. The value of commodity linked notes will change directly based on the performance of the index.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

For an unaudited list of holdings for each fixed income central fund visit fidelity.com and/or advisor.fidelity.com, as applicable.

7 Semiannual Report

Investments March 31, 2006
Showing Percentage of Net Assets

Corporate Bonds 4.9%
	Principal	Value
	Amount	(Note 1)
Convertible Bonds 0.1%

FINANCIALS – 0.1%
Real Estate 0.1%
Affordable Resources Communities LP 7.5% 8/15/25 (b)	$ 750,000	$ 758,513
Essex Portfolio LP 3.625% 11/1/25 (b)	600,000	672,750
		1,431,263
Nonconvertible Bonds – 4.8%

CONSUMER DISCRETIONARY – 1.2%
Hotels, Restaurants & Leisure 0.1%
Host Marriott LP 7% 8/15/12	800,000	808,000
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	200,000	193,000
		1,001,000
Household Durables – 1.1%
Beazer Homes USA, Inc. 8.375% 4/15/12	400,000	416,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	400,000	383,520
6.25% 1/15/16	700,000	634,375
7.5% 5/15/16	500,000	493,450
7.75% 5/15/13	1,300,000	1,280,500
KB Home:
6.25% 6/15/15	500,000	467,053
7.75% 2/1/10	700,000	721,000
Kimball Hill, Inc. 10.5% 12/15/12 (b)	1,600,000	1,520,000
Standard Pacific Corp. 9.25% 4/15/12	1,400,000	1,438,500
Stanley-Martin Communities LLC 9.75% 8/15/15 (b)	2,400,000	2,160,000
Technical Olympic USA, Inc. 7.5% 3/15/11	1,750,000	1,601,250
WCI Communities, Inc.:
7.875% 10/1/13	650,000	622,375
9.125% 5/1/12	850,000	860,625
		12,598,648

TOTAL CONSUMER DISCRETIONARY		13,599,648

FINANCIALS – 3.5%
Real Estate 3.5%
American Real Estate Partners/American Real Estate
Finance Corp. 7.125% 2/15/13	350,000	345,625
Archstone-Smith Trust 5% 8/15/07	900,000	895,122
Arden Realty LP:
5.2% 9/1/11	500,000	496,627

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Nonconvertible Bonds continued

FINANCIALS – continued
Real Estate continued
Arden Realty LP:
5.25% 3/1/15	$ 600,000	$ 585,568
7% 11/15/07	1,400,000	1,439,880
Brandywine Operating Partnership LP 6% 4/1/16	1,000,000	989,622
Camden Property Trust 7% 11/15/06	200,000	202,164
CarrAmerica Realty Corp. 5.5% 12/15/10	1,000,000	1,000,399
CenterPoint Properties Trust 5.75% 8/15/09	900,000	909,840
Colonial Properties Trust 7% 7/14/07	1,750,000	1,776,714
Commercial Net Lease Realty, Inc. 6.15% 12/15/15	400,000	394,501
Developers Diversified Realty Corp. 5.375% 10/15/12	500,000	486,710
EOP Operating LP:
5.13% 10/1/10 (d)	700,000	705,959
6.763% 6/15/07	2,150,000	2,182,796
Equity One, Inc. 6% 9/15/16	1,000,000	989,432
Evans Withycombe Residential LP 7.625% 4/15/07	510,000	518,514
Health Care Property Investors, Inc. 4.875% 9/15/10	700,000	677,407
Healthcare Realty Trust, Inc.:
5.125% 4/1/14	500,000	468,022
8.125% 5/1/11	608,000	663,717
HRPT Properties Trust 5.5169% 3/16/11 (d)	1,000,000	1,000,367
iStar Financial, Inc.:
5.4669% 3/16/09 (d)	500,000	502,429
6.14% 3/12/07 (d)	1,200,000	1,211,202
MeriStar Hospitality Corp. 9% 1/15/08	300,000	317,250
MeriStar Hospitality Operating Partnership LP/MeriStar
Hospitality Finance Corp. III 9.125% 1/15/11	800,000	920,000
Nationwide Health Properties, Inc.:
6% 5/20/15	230,000	224,603
7.23% 11/8/06	1,110,000	1,120,663
Omega Healthcare Investors, Inc.:
7% 4/1/14	500,000	504,375
7% 1/15/16 (b)	260,000	259,350
Senior Housing Properties Trust 8.625% 1/15/12	1,100,000	1,204,500
Shurgard Storage Centers, Inc. 7.75% 2/22/11	1,000,000	1,080,839
Simon Property Group LP:
7% 6/15/28 (d)	375,000	385,859
7.125% 9/20/07	1,500,000	1,535,327
Simon Property Group, Inc. 3.75% 1/30/09	1,000,000	954,238
Thornburg Mortgage, Inc. 8% 5/15/13	3,950,000	3,930,250

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Nonconvertible Bonds continued

FINANCIALS – continued
Real Estate continued
Trustreet Properties, Inc. 7.5% 4/1/15	$ 700,000	$ 700,875
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16 (b)	1,660,000	1,655,850
6.75% 6/1/10	400,000	404,000
8.75% 5/1/09	920,000	989,000
9% 5/1/12	1,600,000	1,796,000
Vornado Realty Trust 5.625% 6/15/07	1,350,000	1,351,650
Western Investment Real Estate Trust 7.2% 9/15/08	500,000	517,141
		38,294,387

TELECOMMUNICATION SERVICES – 0.1%
Wireless Telecommunication Services – 0.1%
American Tower Corp. 7.125% 10/15/12	500,000	520,000

TOTAL NONCONVERTIBLE BONDS		52,414,035

TOTAL CORPORATE BONDS
(Cost $53,878,014)		53,845,298

U.S. Treasury Inflation Protected Obligations 27.1%

U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	22,674,122	21,490,771
2.375% 1/15/25	20,372,398	20,494,235
3.625% 4/15/28	16,363,629	20,128,997
3.875% 4/15/29	16,883,440	21,684,320
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	25,178,549	23,852,603
1.625% 1/15/15	31,521,574	29,749,460
1.875% 7/15/13	31,173,650	30,278,076
1.875% 7/15/15	15,798,220	15,194,650
2% 1/15/14	1,459,198	1,424,450
2% 1/15/16	17,230,335	16,716,113
3% 7/15/12	18,486,527	19,265,140
3.375% 1/15/07	625,655	632,640
3.375% 1/15/12	23,078,055	24,469,973
3.5% 1/15/11	4,442,412	4,697,238
3.625% 1/15/08	15,271,882	15,692,896

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

U.S. Treasury Inflation Protected Obligations continued
	Principal	Value
	Amount	(Note 1)
U.S. Treasury Inflation-Indexed Notes: – continued
3.875% 1/15/09	$17,709,653	$18,547,779
4.25% 1/15/10	11,948,469	12,842,310
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS
(Cost $304,797,375)		297,161,651

Asset Backed Securities 0.6%

Aegis Asset Backed Securities Trust Series 2004-2N
Class N1, 4.5% 4/25/34 (b)	5,087	5,080
Ameriquest Finance NIMS Trust Series 2004-RN9A
Class N1, 4.8% 11/25/34 (b)	82,058	81,785
Ameriquest Mortgage Securities, Inc. Series 2004-R10
Class M1, 5.5181% 11/25/34 (d)	105,000	105,595
Bear Stearns Asset Backed Securities NIMS Trust:
Series 2004-FR1N Class A1, 5% 5/25/34 (b)	84,021	83,775
Series 2004-HE6N Class A1, 5.25% 8/25/34 (b)	442,296	441,079
Series 2004-HE7N Class A1, 5.25% 8/25/34 (b)	703,998	703,668
Conseco Finance Securitizations Corp. Series 2002-1
Class M2, 9.546% 12/1/33	1,500,000	828,750
Crest Clarendon Street Ltd./Crest Clarendon Corp.
Series 2002-1A Class D, 9% 12/28/35 (b)	500,000	539,435
Fairfield Street Solar Corp. Series 2004-1A Class E1,
8.175% 11/28/39 (b)(d)	850,000	856,647
Fremont NIMS Trust Series 2004-C Class A, 5.25%
8/25/34 (b)	11,675	11,646
Merit Securities Corp. Series 13 Class M1, 8.63%
12/28/33	1,500,000	1,382,087
Residential Asset Securities Corp. Series 2003-KS10
Class MI3, 6.41% 12/25/33	1,000,000	986,563
Sharps SP I LLC Net Interest Margin Trust Series
2004-HE3N Class NA, 5.19% 11/25/34 (b)	171,282	170,399
Taberna Preferred Funding III Ltd. Series 2005-3A
Class D, 7.36% 2/5/36 (b)(d)	250,000	249,375
TOTAL ASSET BACKED SECURITIES
(Cost $6,502,602)		6,445,884

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments continued

Collateralized Mortgage Obligations 0.2%
	Principal	Value
	Amount	(Note 1)
Private Sponsor 0.2%
Countrywide Home Loans, Inc. Series 2005-R3 Class B3,
5.5% 9/25/35 (b)(d)	$ 148,717	$ 110,287
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7099% 1/25/19 (b)(d)	109,982	98,954
Class B4, 4.7099% 1/25/19 (b)(d)	219,964	170,748
Residential Finance LP/Residential Finance Development
Corp. floater Series 2005-D Class B6, 6.9988%
12/15/37 (b)(d)	497,632	499,288
Resix Finance Ltd. floater:
Series 2005-C Class B7, 7.7981% 9/10/37 (b)(d)	148,988	146,491
Series 2005-D Class B7, 8.9988% 12/15/37 (b)(d)	298,579	299,483
Series 2006-A Class B7, 8.17% 3/15/38 (b)(d)	750,000	750,000
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,087,638)		2,075,251

Commercial Mortgage Securities 1.1%

Asset Securitization Corp. Series 1997-MD7 Class A4,
7.6548% 1/13/30 (d)	499,608	495,705
Bank of America Large Loan, Inc. floater:
Series 2005-ESHA Class K, 6.54% 7/14/08 (b)(d)	300,000	299,998
Series 2005-MIB1 Class K, 6.7488% 3/15/22 (b)(d) .	800,000	785,458
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (b)	500,000	510,115
CS First Boston Mortgage Securities Corp. Series
2004-FL1A Class G, 7.4681% 5/15/14 (b)(d)	750,000	751,658
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (b)	1,000,000	964,140
Class F, 6.376% 12/15/14 (b)	800,000	787,486
Global Signal Trust III Series 2006-1 Class F, 7.036%
2/15/36 (b)	865,000	857,093
GMAC Commercial Mortgage Securities, Inc.
Series 1997-C2 Class E, 7.624% 4/15/29 (d)	900,000	921,797
LB-UBS Commercial Mortgage Trust sequential pay
Series 2005-C7 Class A1, 4.99% 11/15/30	2,815,839	2,794,314
Mezz Capital Commercial Mortgage Trust
Series 2005-C3:
Class D, 7.7% 5/20/44 (b)	600,000	576,765
Class F, 10.813% 5/20/44 (b)	400,000	390,953

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
TERRA LNR I Series 2006-E, 0% 6/15/17 (b)(c)(d)	$ 770,000	$ 770,000
Wrightwood Capital Real Estate CDO Ltd. floater
Series 2005-1A Class F, 6.66% 11/21/40 (b)(d)	1,500,000	1,488,281
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $12,505,543)		12,393,763

Common Stocks 2.6%
	Shares

CONSUMER DISCRETIONARY – 0.1%
Hotels, Restaurants & Leisure 0.1%
Starwood Hotels & Resorts Worldwide, Inc. unit	22,700	1,537,471

FINANCIALS – 2.5%
Real Estate 2.5%
Acadia Realty Trust (SBI)	8,700	204,885
AMB Property Corp. (SBI)	3,500	189,945
American Financial Realty Trust (SBI)	27,100	315,715
American Home Mortgage Investment Corp.	4,200	131,082
Annaly Mortgage Management, Inc.	44,500	540,230
Anworth Mortgage Asset Corp.	106,800	839,448
Apartment Investment & Management Co. Class A	3,900	182,910
Archstone-Smith Trust	5,200	253,604
AvalonBay Communities, Inc.	6,400	698,240
Boston Properties, Inc.	3,600	335,700
Capital Lease Funding, Inc.	19,000	210,710
Developers Diversified Realty Corp.	4,200	229,950
DiamondRock Hospitality Co.	21,600	298,296
Duke Realty Corp.	2,100	79,695
Eagle Hospitality Properties Trust, Inc.	5,600	56,448
Education Realty Trust, Inc.	2,550	39,015
Equity Lifestyle Properties, Inc.	25,600	1,273,600
Equity Office Properties Trust	15,280	513,102
Equity Residential (SBI)	22,700	1,062,133
Federal Realty Investment Trust (SBI)	5,900	443,680
Fieldstone Investment Corp.	51,900	612,420
General Growth Properties, Inc.	23,500	1,148,445
Glenborough Realty Trust, Inc.	2,100	45,675
GMH Communities Trust	14,200	165,288
Health Care Property Investors, Inc.	3,100	88,040
Healthcare Realty Trust, Inc.	5,900	220,542
HomeBanc Mortgage Corp., Georgia	43,300	380,607

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value
		(Note 1)

FINANCIALS – continued
Real Estate continued
Host Marriott Corp.	61,300	$ 1,311,820
Inland Real Estate Corp.	42,600	694,806
Innkeepers USA Trust (SBI)	3,300	55,935
Kimco Realty Corp.	14,500	589,280
KKR Financial Corp.	7,300	163,739
Lexington Corporate Properties Trust	8,900	185,565
MeriStar Hospitality Corp. (a)	15,000	155,700
MFA Mortgage Investments, Inc.	82,300	522,605
MortgageIT Holdings, Inc.	70,400	762,432
Nationwide Health Properties, Inc.	42,800	920,200
New York Mortgage Trust, Inc.	17,500	94,500
Newcastle Investment Corp.	51,100	1,222,312
Opteum, Inc. Class A	62,200	532,432
Plum Creek Timber Co., Inc.	3,500	129,255
ProLogis Trust	12,800	684,800
Regency Centers Corp.	10,300	692,057
Resource Capital Corp.	10,400	143,312
Saxon Capital, Inc.	166,300	1,736,172
Simon Property Group, Inc.	8,800	740,432
Spirit Finance Corp.	106,700	1,301,740
Sunstone Hotel Investors, Inc.	5,300	153,541
Thornburg Mortgage, Inc. (SBI)	8,300	224,598
Trizec Properties, Inc.	21,700	558,341
Trustreet Properties, Inc.	21,200	322,028
United Dominion Realty Trust, Inc. (SBI)	28,900	824,806
Ventas, Inc.	33,900	1,124,802
Vornado Realty Trust	4,700	451,200
		26,857,815

HEALTH CARE – 0.0%
Health Care Providers & Services – 0.0%
American Retirement Corp. (a)	100	2,562
Emeritus Corp. (a)	18,700	403,920
		406,482

TOTAL COMMON STOCKS
(Cost $26,521,861)		28,801,768

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Preferred Stocks 4.9%
	Shares	Value
		(Note 1)
Convertible Preferred Stocks 0.2%

FINANCIALS – 0.2%
Real Estate 0.2%
Trustreet Properties, Inc. Series C, 7.50%	57,600	$ 1,274,688
Windrose Medical Properties Trust 7.50%	41,100	1,072,710
		2,347,398
Nonconvertible Preferred Stocks 4.7%

FINANCIALS – 4.7%
Diversified Financial Services – 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	39,270
Red Lion Hotels Capital Trust 9.50%	11,000	289,300
		328,570
Real Estate 4.7%
Accredited Mortgage Loan Trust Series A, 9.75%	87,400	2,214,716
Affordable Residential Communties, Inc. Series A, 8.25%	14,000	306,740
Alexandria Real Estate Equities, Inc.:
Series B, 9.10%	3,600	91,440
Series C, 8.375%	10,000	261,300
American Home Mortgage Investment Corp.:
Series A, 9.375%	79,300	2,076,074
Series B, 9.25%	96,600	2,494,212
Annaly Mortgage Management, Inc. Series A, 7.875%	72,700	1,757,159
Anworth Mortgage Asset Corp. Series A, 8.625%	153,800	3,701,966
Apartment Investment & Management Co. Series R, 10.00%	130,200	3,310,986
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	255,000
Capital Lease Funding, Inc. Series A, 8.125%	20,000	500,000
CBL & Associates Properties, Inc. Series B, 8.75%	15,000	763,650
CenterPoint Properties Trust Series D, 5.377%	5,280	4,012,800
Colonial Properties Trust (depositary shares) Series D, 8.125%	5,000	130,000
Crescent Real Estate Equities Co. Series B, 9.50%	50,000	1,305,000
Digital Realty Trust, Inc. Series A, 8.50%	50,000	1,257,500
Home Properties of New York, Inc. Series F, 9.00%	25,000	642,500
HomeBanc Mortgage Corp., Georgia Series A, 10.00%	209,215	5,334,983
Host Marriott Corp. Class C, 10.00%	5,000	126,000
Impac Mortgage Holdings, Inc. Series C, 9.125%	17,700	377,187
Innkeepers USA Trust Series C, 8.00%	20,000	495,800
LaSalle Hotel Properties Series A, 10.25%	75,900	1,952,148
Lexington Corporate Properties Trust Series B, 8.05%	10,000	254,000
MFA Mortgage Investments, Inc. Series A, 8.50%	109,100	2,632,583
Nationwide Health Properties, Inc. 7.677%	2,786	286,958

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments continued

Preferred Stocks continued
	Shares	Value
		(Note 1)
Nonconvertible Preferred Stocks continued

FINANCIALS – continued
Real Estate continued
New Plan Excel Realty Trust (depositary shares) Series D,
7.80%	20,000	$ 1,030,000
Newcastle Investment Corp. Series B, 9.75%	76,400	1,990,220
Prime Group Realty Trust Series B, 9.00%	15,500	308,915
PS Business Parks, Inc.:
(depositary shares) Series F, 8.75%	3,400	86,224
Series D, 9.50%	33,100	831,803
RAIT Investment Trust Series B, 8.375%	17,000	431,800
Saul Centers, Inc. 8.00%	40,000	1,052,000
Simon Property Group, Inc. Series G, 7.89%	3,100	160,642
Strategic Hotel & Resorts, Inc. Series A, 8.50%	60,000	1,515,000
Taubman Centers, Inc. Series G, 8.00%	20,000	512,400
The Mills Corp.:
Series B, 9.00%	60,800	1,395,360
Series C, 9.00%	57,400	1,311,590
Series E, 8.75%	136,285	3,073,227
Series G, 7.875%	39,933	850,573
		51,090,456

TOTAL FINANCIALS		51,419,026

TOTAL PREFERRED STOCKS
(Cost $53,898,595)		53,766,424

Floating Rate Loans 0.5%
	Principal
	Amount

CONSUMER DISCRETIONARY – 0.2%
Specialty Retail – 0.2%
The Pep Boys – Manny, Moe & Jack term loan 7.89%
1/27/11 (d)	$ 40,000	40,650
Toys ’R’ US, Inc. term loan 7.63% 12/9/08 (d)	2,000,000	2,000,000
		2,040,650

FINANCIALS – 0.3%
Real Estate 0.3%
Capital Automotive (REIT) Tranche B, term loan 6.34%
12/16/10 (d)	500,000	505,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Floating Rate Loans continued
	Principal	Value
	Amount	(Note 1)

FINANCIALS – continued
Real Estate continued
LNR Property Corp. Tranche B, term loan 7.6421%
2/3/08 (d)	$ 461,972	$ 466,591
The Rouse Co. term loan 6.11% 8/24/06 (d)	2,000,000	2,000,000
		2,971,591

TOTAL FLOATING RATE LOANS
(Cost $5,000,044)		5,012,241

Commodity Linked Notes 8.7%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR plus
.10% due 8/10/2006 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	600,000	558,104
Master Note, one-month U.S. dollar LIBOR plus
.10% due 8/18/2006 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	4,530,000	3,722,967
Master Note, one-month U.S. dollar LIBOR plus
.10% due 9/15/2006 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	7,580,000	6,161,357
Master Note, one-month U.S. dollar LIBOR plus
.10% due 9/22/2006 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	2,800,000	2,130,302
Master Note, one-month U.S. dollar LIBOR plus
.10% due 9/29/2006 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	3,850,000	3,005,789
Master Note, one-month U.S. dollar LIBOR plus
.15% due 3/8/2007 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	3,330,000	3,333,578
Master Note, one-month U.S. dollar LIBOR plus
.31% due 3/2/2007 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	5,000,000	5,234,258
Master Note, one-month U.S. dollar LIBOR plus
.31% due 3/8/2007 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	2,500,000	2,527,654

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Investments continued

Commodity Linked Notes continued
	Principal	Value
	Amount	(Note 1)

JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR
minus .17% due 10/06/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	$ 5,420,000	$ 5,218,701
Medium Term Note, one-month U.S. dollar LIBOR
minus .17% due 10/16/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	1,330,000	1,226,325
Medium Term Note, one-month U.S. dollar LIBOR
minus .17% due 12/14/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	4,160,000	4,162,058
Medium Term Note, one-month U.S. dollar LIBOR
minus .17% due 2/12/2007 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	4,000,000	4,483,751
Medium Term Note, one-month U.S. dollar LIBOR
minus .17% due 3/2/2007 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	3,340,000	3,615,483
Medium Term Note, one-month U.S. dollar LIBOR
minus .18% due 10/06/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	2,390,000	2,302,257
Medium Term Note, one-month U.S. dollar LIBOR
minus .18% due 10/08/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	670,000	653,717
Medium Term Note, one-month U.S. dollar LIBOR
minus .18% due 8/10/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	470,000	437,331
Medium Term Note, one-month U.S. dollar LIBOR
minus .18% due 8/18/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	2,160,000	1,863,852
Medium Term Note, one-month U.S. dollar LIBOR
minus .18% due 9/22/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	3,930,000	3,108,047
Medium Term Note, one-month U.S. dollar LIBOR
minus .18% due 9/29/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	4,620,000	3,746,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	18

Commodity Linked Notes continued
	Principal	Value
	Amount	(Note 1)
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus
.15% due 2/27/2007 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	$22,330,000	$23,259,427
Note, one-month U.S. dollar LIBOR minus
.15% due 3/27/2007 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	5,000,000	5,000,000
Societe Generale:
Floating Rate Note, one-month U.S. dollar LIBOR
minus .10% due 8/10/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	5,600,000	4,824,140
Floating Rate Note, one-month U.S. dollar LIBOR
minus .10% due 8/18/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	160,000	137,760
Floating Rate Note, one-month U.S. dollar LIBOR
minus .10% due 9/8/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	6,000,000	4,565,400

TOTAL COMMODITY LINKED NOTES
(Cost $101,770,000)		95,278,747

Fixed Income Funds 42.5%
	Shares

Fidelity Floating Rate Central Investment Portfolio (e)	2,603,811	262,594,339
Fidelity Ultra-Short Central Fund (e)	2,046,067	203,522,284

TOTAL FIXED INCOME FUNDS
(Cost $465,522,954)		466,116,623

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

Investments continued

Preferred Securities 0.0%
	Principal	Value
	Amount	(Note 1)

FINANCIALS – 0.0%
Diversified Financial Services – 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A
Class PS, 19.8256% 12/28/35 (b)(d)
(Cost $593,174)	$ 500,000	$ 528,877

Cash Equivalents 0.9%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations) in a joint trading account at 4.54%,
dated 3/31/06 due 4/3/06
(Cost $9,773,000)	$ 9,776,700	9,773,000

TOTAL INVESTMENT PORTFOLIO 94.0%
(Cost $1,042,850,800)		1,031,199,527

NET OTHER ASSETS – 6.0%		65,299,162
NET ASSETS 100%		$ 1,096,498,689

Legend

(a) Non-income producing

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $116,234,174
or 10.6% of net assets.

(c) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
fidelity.com and/or advisor.fidelity.com,
as applicable. The reports are located
just after the fund’s financial statements
and quarterly reports but are not part of
the financial statements or quarterly
reports. In addition, the fixed-income
central fund’s financial statements, which
are not covered by the investing fund’s
Report of Independent Registered Public
Accounting Firm, are available on the
EDGAR Database on the SEC’s web site,
www.sec.gov, or upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

(f) Security is linked to the Dow Jones-AIG
Commodity Total Return Index. Securities
do not guarantee any return of principal
at maturity but instead, will pay at
maturity or upon exchange, an amount
based on the closing value of the Dow
Jones-AIG Commodity Index Total
Return. Although these instruments are
primarily debt obligations, they
indirectly provide exposure to changes
in the value of the underlying
commodities. Holders of the security
have the right to exchange these notes
at any time.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Floating Rate Central Investment Portfolio	$ 4,622,218
Fidelity Ultra Short Central Fund	2,420,468
Total	$ 7,042,686

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value,	Purchases	Sales	Value, end of	% ownership,
	beginning of		Proceeds	period	end of period
Fund	period
Fidelity Floating Rate
Central Investment
Portfolio	$ 7,598,671	$ 254,396,310	$ —	$ 262,594,339	34.0%
Fidelity Ultra Short
Central Fund	6,644,141	196,884,012	—	203,522,284	2.7%
Total	$ 14,242,812	$ 451,280,322	$ —	$ 466,116,623

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006

Assets
Investment in securities, at value (including repurchase
agreements of $9,773,000)
See accompanying schedule:
Unaffiliated issuers (cost $577,327,846)	$ 565,082,904
Affiliated Central Funds (cost $465,522,954)	466,116,623
Total Investments (cost $1,042,850,800)		$1,031,199,527
Cash		430
Receivable for fund shares sold		85,067,255
Dividends receivable		533,069
Interest receivable		5,969,371
Prepaid expenses		36,805
Other affiliated receivables		108
Other receivables		714
Total assets		1,122,807,279

Liabilities
Payable for investments purchased
Regular delivery	$ 24,156,205
Delayed delivery	770,000
Payable for fund shares redeemed	670,638
Accrued management fee	422,120
Distribution fees payable	12,803
Other affiliated payables	96,430
Other payables and accrued expenses	180,394
Total liabilities		26,308,590

Net Assets		$ 1,096,498,689
Net Assets consist of:
Paid in capital		$1,101,245,254
Undistributed net investment income		5,816,781
Accumulated undistributed net realized gain (loss) on
investments		1,087,927
Net unrealized appreciation (depreciation) on
investments		(11,651,273)
Net Assets		$ 1,096,498,689

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Statement of Assets and Liabilities continued
March 31, 2006

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($8,507,822 ÷ 854,193 shares)	$ 9.96

Maximum offering price per share (100/95.25 of $9.96)	$ 10.46
Class T:
Net Asset Value and redemption price per share
($11,245,809 ÷ 1,129,374 shares)	$ 9.96

Maximum offering price per share (100/96.50 of $9.96)	$ 10.32
Class B:
Net Asset Value and offering price per share
($4,451,431 ÷ 447,761 shares)A	$ 9.94

Class C:
Net Asset Value and offering price per share
($8,206,813 ÷ 826,227 shares)A	$ 9.93

Strategic Real Return:
Net Asset Value, offering price and redemption price per
share ($1,041,286,135 ÷ 104,407,519 shares)	$ 9.97

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($22,800,679 ÷ 2,287,904 shares)	$ 9.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended March 31, 2006

Investment Income
Dividends		$ 1,866,856
Interest		6,872,311
Income from affiliated Central Funds		7,042,686
Total income		15,781,853

Expenses
Management fee	$ 1,691,840
Transfer agent fees	335,404
Distribution fees	57,494
Accounting fees and expenses	146,367
Independent trustees’ compensation	900
Custodian fees and expenses	9,396
Registration fees	269,983
Audit	64,155
Legal	11,763
Miscellaneous	215
Total expenses before reductions	2,587,517
Expense reductions	(14,435)	2,573,082

Net investment income		13,208,771
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,083,390
Change in net unrealized appreciation (depreciation) on
investment securities		(12,036,415)
Net gain (loss)		(10,953,025)
Net increase (decrease) in net assets resulting from
operations		$ 2,255,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Statement of Changes in Net Assets
		For the period
		September 7, 2005
	Six months ended	(commencement of
	March 31,	operations) to
	2006	September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,208,771	$ 81,416
Net realized gain (loss)	1,083,390	2,066
Change in net unrealized appreciation (depreciation)	(12,036,415)	385,142
Net increase (decrease) in net assets resulting
from operations	2,255,746	468,624
Distributions to shareholders from net investment income	(7,470,920)	—
Share transactions - net increase (decrease)	1,063,132,792	38,055,768
Redemption fees	56,568	111
Total increase (decrease) in net assets	1,057,974,186	38,524,503

Net Assets
Beginning of period	38,524,503	—
End of period (including undistributed net investment
income of $5,816,781 and undistributed net
investment income of $78,944, respectively)	$ 1,096,498,689	$ 38,524,503

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights Class A

	Six months ended	Year ended
	March 31,	September 30,
	2006	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment incomeE	.214	.031
Net realized and unrealized gain (loss)	(.278)	.119
Total from investment operations	(.064)	.150
Distributions from net investment income	(.127)	—
Redemption fees added to paid in capital	.001	— I
Net asset value, end of period	$ 9.96	$ 10.15
Total ReturnB,C,D	(.62)%	1.50%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.05%A	4.71%A
Expenses net of fee waivers, if any	1.00%A	1.00%A
Expenses net of all reductions	.98%A	1.00%A
Net investment income	4.32%A	4.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,508	$ 3,405
Portfolio turnover rate	25%A	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period September 7, 2005 (commencement of operations) to September 30, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Financial Highlights Class T

	Six months ended	Year ended
	March 31,	September 30,
	2006	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment incomeE	208	.030
Net realized and unrealized gain (loss)	(.274)	.120
Total from investment operations	(.066)	.150
Distributions from net investment income	(.125)	—
Redemption fees added to paid in capital	.001	—I
Net asset value, end of period	$ 9.96	$ 10.15
Total ReturnB,C,D	(.64)%	1.50%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.11%A	4.81%A
Expenses net of fee waivers, if any	1.10%A	1.10%A
Expenses net of all reductions	1.08%A	1.10%A
Net investment income	4.22%A	4.18%A
Supplemental Data
Net assets, end of period (000 omitted)	$11,246	$ 3,284
Portfolio turnover rate	25%A	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period September 7, 2005 (commencement of operations) to September 30, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Highlights Class B

	Six months ended	Year ended
	March 31,	September 30,
	2006	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment incomeE	177	.025
Net realized and unrealized gain (loss)	(.274)	.115
Total from investment operations	(.097)	.140
Distributions from net investment income	(.104)	—
Redemption fees added to paid in capital	.001	—I
Net asset value, end of period	$ 9.94	$ 10.14
Total ReturnB,C,D	(.95)%	1.40%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.78%A	5.47%A
Expenses net of fee waivers, if any	1.75%A	1.75%A
Expenses net of all reductions	1.73%A	1.75%A
Net investment income	3.57%A	3.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,451	$ 3,253
Portfolio turnover rate	25%A	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period September 7, 2005 (commencement of operations) to September 30, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Financial Highlights Class C

	Six months ended	Year ended
	March 31,	September 30,
	2006	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment incomeE	171	.024
Net realized and unrealized gain (loss)	(.276)	.116
Total from investment operations	(.105)	.140
Distributions from net investment income	(.106)	—
Redemption fees added to paid in capital	.001	—I
Net asset value, end of period	$ 9.93	$ 10.14
Total ReturnB,C,D	(1.03)%	1.40%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.90%A	5.56%A
Expenses net of fee waivers, if any	1.85%A	1.85%A
Expenses net of all reductions	1.83%A	1.85%A
Net investment income	3.47%A	3.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,207	$ 3,467
Portfolio turnover rate	25%A	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period September 7, 2005 (commencement of operations) to September 30, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Highlights Strategic Real Return

	Six months ended	Year ended
	March 31,	September 30,
	2006	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment incomeD	219	.028
Net realized and unrealized gain (loss)	(.270)	.122
Total from investment operations	(.051)	.150
Distributions from net investment income	(.130)	—
Redemption fees added to paid in capital	.001	—H
Net asset value, end of period	$ 9.97	$ 10.15
Total ReturnB,C	(.50)%	1.50%
Ratios to Average Net AssetsE,G
Expenses before reductions	.85%A	4.41%A
Expenses net of fee waivers, if any	.85%A	.85%A
Expenses net of all reductions	.85%A	.85%A
Net investment income	4.46%A	4.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$1,041,286	$ 21,867
Portfolio turnover rate	25%A	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F For the period September 7, 2005 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Financial Highlights Institutional Class

	Six months ended	Year ended
	March 31,	September 30,
	2006	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment incomeD	217	.032
Net realized and unrealized gain (loss)	(.267)	.118
Total from investment operations	(.050)	.150
Distributions from net investment income	(.131)	—
Redemption fees added to paid in capital	.001	—H
Net asset value, end of period	$ 9.97	$ 10.15
Total ReturnB,C	(.49)%	1.50%
Ratios to Average Net AssetsE,G
Expenses before reductions	.86%A	4.55%A
Expenses net of fee waivers, if any	.85%A	.85%A
Expenses net of all reductions	.84%A	.85%A
Net investment income	4.47%A	4.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$22,801	$ 3,248
Portfolio turnover rate	25%A	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F For the period September 7, 2005 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2006

1. Significant Accounting Policies.

Fidelity Strategic Real Return Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Strategic Real Return, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ

Semiannual Report

32

1. Significant Accounting Policies continued
Security Valuation continued

from published prices for the same securities. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distribu tions or capital gain distributions. Interest income and distributions from the Central Funds, are accrued as earned. Interest income includes coupon interest and amortiza tion of premium and accretion of discount on debt securities. Inflation indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

33 Semiannual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Book tax differences are primarily due to partnerships (including allocations from CIPs) and income recognized on commodity linked notes.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,173,344
Unrealized depreciation	(17,711,341)
Net unrealized appreciation (depreciation)	$ (11,537,997)
Cost for federal income tax purposes	$ 1,042,737,524

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the

Semiannual Report

34

2. Operating Policies continued
Delayed Delivery Transactions and When Issued Securities continued

fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Indexed Securities. The fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $718,616,422 and $18,138,344, respectively.

35 Semiannual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 4,434	$ 2,419
Class T	0%	.25%	8,048	5,743
Class B	.65%	.25%	17,115	16,369
Class C	.75%	.25%	27,897	23,617
			$ 57,494	$ 48,148

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$ 8,086
Class T	2,334
Class B*	1,054
Class C*	251
$ 11,725

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

36

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund, except for Strategic Real Return. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Real Return shares. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets*
Class A		$ 5,065.17
Class T		4,503.14
Class B		2,713.14
Class C		4,628.17
Strategic Real Return		313,238.11
Institutional Class		5,257.15
	$ 335,404
* Annualized

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) each an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, each CIP may also participate in derivatives and mortgage dollar rolls. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply

37 Semiannual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP, as of the fund’s report date, is avail able upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements, which are not covered by this fund’s Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,160 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Class A	1.00%	$ 1,596
Class T	1.10%	458
Class B	1.75%	514
Class C	1.85%	1,326
Institutional Class	.85%	438
		$ 4,332

Semiannual Report	38

6. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,118 for the period. In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $4,078. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 346
Class T	337
Class B	355
Class C	359
Strategic Real Return	164
Institutional Class	346
$ 1,907

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, Freedom 2010 Fund and Freedom 2020 Fund were the owners of record of approximately 12% and 12%, respectively, of the total outstanding shares of the fund. The Fidelity Freedom Funds and Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 42% of the total outstanding shares of the fund.

39 Semiannual Report

Notes to Financial Statements continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

			Six months ended	Year ended
			March 31,	September 30,
			2006	2005A
From net investment income
Class A			$ 71,511	$ —
Class T			71,484	—
Class B			39,022	—
Class C			56,594	—
Strategic Real Return			7,179,102	—
Institutional Class			53,207	—
Total			$ 7,470,920	$ —
A For the period September 7, 2005 (commencement of operations) to September 30, 2005.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	March 31,	September 30,	March 31,	September 30,
	2006	2005A	2006	2005A
Class A
Shares sold	549,817	335,576	$ 5,490,683	$ 3,356,917
Reinvestment of
distributions	6,371	—	63,649	—
Shares redeemed	(37,571)	—	(373,813)	—
Net increase (decrease) .	518,617	335,576	$ 5,180,519	$ 3,356,917
Class T
Shares sold	818,805	323,690	$ 8,187,032	$ 3,237,283
Reinvestment of
distributions	7,030	—	70,230	—
Shares redeemed	(20,151)	—	(200,377)	—
Net increase (decrease) .	805,684	323,690	$ 8,056,885	$ 3,237,283
Class B
Shares sold	128,319	320,754	$ 1,280,160	$ 3,207,594
Reinvestment of
distributions	3,780	—	37,761	—
Shares redeemed	(5,092)	—	(50,762)	—
Net increase (decrease) .	127,007	320,754	$ 1,267,159	$ 3,207,594

Semiannual Report

40

9. Share Transactions - continued

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	March 31,	September 30,	March 31,	September 30,
	2006	2005A	2006	2005A
Class C
Shares sold	492,181	341,879	4,915,959	$ 3,420,798
Reinvestment of
distributions	5,149	—	51,387	—
Shares redeemed	(12,982)	—	(129,040)	—
Net increase (decrease) .	484,348	341,879	4,838,306	$ 3,420,798
Strategic Real Return
Shares sold	109,316,207	2,155,812	$1,094,705,705	$ 21,651,987
Reinvestment of
distributions	677,774	—	6,777,738	—
Shares redeemed	(7,740,406)	(1,868)	(77,275,028)	(18,821)
Net increase (decrease) .	102,253,575	2,153,944	$ 1,024,208,415	$ 21,633,166
Institutional Class
Shares sold	2,013,060	320,001	$ 20,029,928	$ 3,200,010
Reinvestment of
distributions	4,709	—	47,048	—
Shares redeemed	(49,866)	—	(495,468)	—
Net increase (decrease) .	1,967,903	320,001	$ 19,581,508	$ 3,200,010
A For the period September 7, 2005 (commencement of operations) to September 30, 2005.

41 Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments as of March 31, 2006, and the related statement of operations for the six months then ended, and the statement of changes in net assets and the financial highlights for the six months then ended and for the period from September 7, 2005 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custo dians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2006, the results of its operations for the six months then ended and the changes in its net assets and the financial highlights for the six months ended March 31, 2006 and for the period from September 7, 2005 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts May 22, 2006

Semiannual Report 42

Proxy Voting Results

A special meeting of each fund’s shareholders was held on November 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	18,240,248,322.53	96.150
Withheld	730,313,302.58	3.850
TOTAL	18,970,561,625.11	100.000
Albert R. Gamper, Jr.B
Affirmative	18,204,838,072.06	95.964
Withheld	765,723,553.05	4.036
TOTAL	18,970,561,625.11	100.000
Robert M. Gates
Affirmative	18,191,748,681.13	95.895
Withheld	778,812,943.98	4.105
TOTAL	18,970,561,625.11	100.000
George H. Heilmeier
Affirmative	18,193,638,757.60	95.905
Withheld	776,922,867.51	4.095
TOTAL	18,970,561,625.11	100.000
Abigail P. Johnson
Affirmative	18,103,320,241.78	95.428
Withheld	867,241,383.33	4.572
TOTAL	18,970,561,625.11	100.000
Edward C. Johnson 3d
Affirmative	18,055,585,171.13	95.177
Withheld	914,976,453.98	4.823
TOTAL	18,970,561,625.11	100.000
Stephen P. Jonas
Affirmative	18,188,419,716.35	95.877
Withheld	782,141,908.76	4.123
TOTAL	18,970,561,625.11	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	18,208,650,664.29	95.984
Withheld	761,910,960.82	4.016
TOTAL	18,970,561,625.11	100.000

Ned C. Lautenbach
Affirmative	18,224,936,039.64	96.070
Withheld	745,625,585.47	3.930
TOTAL	18,970,561,625.11	100.000

Marvin L. Mann
Affirmative	18,146,216,753.93	95.655
Withheld	824,344,871.18	4.345
TOTAL	18,970,561,625.11	100.000

William O. McCoy
Affirmative	18,164,580,135.79	95.751
Withheld	805,981,489.32	4.249
TOTAL	18,970,561,625.11	100.000

Robert L. Reynolds
Affirmative	18,197,448,372.22	95.925
Withheld	773,113,252.89	4.075
TOTAL	18,970,561,625.11	100.000

Cornelia M. Small
Affirmative	18,214,122,413.76	96.013
Withheld	756,439,211.35	3.987
TOTAL	18,970,561,625.11	100.000

William S. Stavropoulos
Affirmative	18,186,563,509.46	95.867
Withheld	783,998,115.65	4.133
TOTAL	18,970,561,625.11	100.000

Kenneth L. Wolfe
Affirmative	18,211,332,412.92	95.998
Withheld	759,229,212.19	4.002
TOTAL	18,970,561,625.11	100.000

A Denotes trust-wide proposals and voting results.
B Effective on or about January 1, 2006.

Semiannual Report 44

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its share holders; and (iv) whether there have been economies of scale in respect of the manage ment of the Fidelity funds, whether the Fidelity funds (including the fund) have

45 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

46

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

47 Semiannual Report

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report 48

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Management & Research
(U.K.) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
Geode Capital Management, LLC
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

RRS-USAN-0506 1.814962.100

Fidelity Advisor Strategic Real Return Fund - Class A, Class T, Class B and Class C

Semiannual Report March 31, 2006

Class A, Class T, Class B, and Class C are classes of Fidelity® Strategic Real Return Fund

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	8	A complete list of the fund’s investments
		with their market values.
Financial Statements	22	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	32	Notes to the financial statements.
Report of Independent	42
Registered Public
Accounting Firm
Proxy Voting Results	44
Board Approval of	45
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t elimi nate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Stud ies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006
Class A
Actual	$ 1,000.00	$ 993.80	$ 4.97
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class T
Actual	$ 1,000.00	$ 993.60	$ 5.47
HypotheticalA	$ 1,000.00	$ 1,019.45	$ 5.54
Class B
Actual	$ 1,000.00	$ 990.50	$ 8.68
HypotheticalA	$ 1,000.00	$ 1,016.21	$ 8.80
Class C
Actual	$ 1,000.00	$ 989.70	$ 9.18
HypotheticalA	$ 1,000.00	$ 1,015.71	$ 9.30
Strategic Real Return
Actual	$ 1,000.00	$ 995.00	$ 4.23
HypotheticalA	$ 1,000.00	$ 1,020.69	$ 4.28
Institutional Class
Actual	$ 1,000.00	$ 995.10	$ 4.23
HypotheticalA	$ 1,000.00	$ 1,020.69	$ 4.28
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	1.00%
Class T	1.10%
Class B	1.75%
Class C	1.85%
Strategic Real Return	.85%
Institutional Class	.85%

5 Semiannual Report

Investment Changes

Holdings Distribution (% of fund’s net assets)
	As of	As of
	March 31,	September 30,
	2006	2005
Commodity-Linked Notes and Related Investments*	27.3%	27.1%
Inflation Protected Investments	27.2%	27.9%
Floating Rate High Yield	23.9%	19.7%
Real Estate Investments	14.8%	17.0%
Cash & Cash Equivalents	0.9%	7.9%

* Includes Fidelity Ultra Short Central Fund held in connection with commodity linked notes and related investments. Investments in commodity linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones AIG Commodity Index, the majority of which trade on U.S. exchanges. The value of commodity linked notes will change directly based on the performance of the index.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

For an unaudited list of holdings for each fixed income central fund visit fidelity.com and/or advisor.fidelity.com, as applicable.

7 Semiannual Report

Investments March 31, 2006
Showing Percentage of Net Assets

Corporate Bonds 4.9%
	Principal	Value
	Amount	(Note 1)
Convertible Bonds 0.1%

FINANCIALS – 0.1%
Real Estate 0.1%
Affordable Resources Communities LP 7.5% 8/15/25 (b)	$ 750,000	$ 758,513
Essex Portfolio LP 3.625% 11/1/25 (b)	600,000	672,750
		1,431,263
Nonconvertible Bonds – 4.8%

CONSUMER DISCRETIONARY – 1.2%
Hotels, Restaurants & Leisure 0.1%
Host Marriott LP 7% 8/15/12	800,000	808,000
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	200,000	193,000
		1,001,000
Household Durables – 1.1%
Beazer Homes USA, Inc. 8.375% 4/15/12	400,000	416,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	400,000	383,520
6.25% 1/15/16	700,000	634,375
7.5% 5/15/16	500,000	493,450
7.75% 5/15/13	1,300,000	1,280,500
KB Home:
6.25% 6/15/15	500,000	467,053
7.75% 2/1/10	700,000	721,000
Kimball Hill, Inc. 10.5% 12/15/12 (b)	1,600,000	1,520,000
Standard Pacific Corp. 9.25% 4/15/12	1,400,000	1,438,500
Stanley-Martin Communities LLC 9.75% 8/15/15 (b)	2,400,000	2,160,000
Technical Olympic USA, Inc. 7.5% 3/15/11	1,750,000	1,601,250
WCI Communities, Inc.:
7.875% 10/1/13	650,000	622,375
9.125% 5/1/12	850,000	860,625
		12,598,648

TOTAL CONSUMER DISCRETIONARY		13,599,648

FINANCIALS – 3.5%
Real Estate 3.5%
American Real Estate Partners/American Real Estate
Finance Corp. 7.125% 2/15/13	350,000	345,625
Archstone-Smith Trust 5% 8/15/07	900,000	895,122
Arden Realty LP:
5.2% 9/1/11	500,000	496,627

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Nonconvertible Bonds continued

FINANCIALS – continued
Real Estate continued
Arden Realty LP:
5.25% 3/1/15	$ 600,000	$ 585,568
7% 11/15/07	1,400,000	1,439,880
Brandywine Operating Partnership LP 6% 4/1/16	1,000,000	989,622
Camden Property Trust 7% 11/15/06	200,000	202,164
CarrAmerica Realty Corp. 5.5% 12/15/10	1,000,000	1,000,399
CenterPoint Properties Trust 5.75% 8/15/09	900,000	909,840
Colonial Properties Trust 7% 7/14/07	1,750,000	1,776,714
Commercial Net Lease Realty, Inc. 6.15% 12/15/15	400,000	394,501
Developers Diversified Realty Corp. 5.375% 10/15/12 .	500,000	486,710
EOP Operating LP:
5.13% 10/1/10 (d)	700,000	705,959
6.763% 6/15/07	2,150,000	2,182,796
Equity One, Inc. 6% 9/15/16	1,000,000	989,432
Evans Withycombe Residential LP 7.625% 4/15/07	510,000	518,514
Health Care Property Investors, Inc. 4.875% 9/15/10	700,000	677,407
Healthcare Realty Trust, Inc.:
5.125% 4/1/14	500,000	468,022
8.125% 5/1/11	608,000	663,717
HRPT Properties Trust 5.5169% 3/16/11 (d)	1,000,000	1,000,367
iStar Financial, Inc.:
5.4669% 3/16/09 (d)	500,000	502,429
6.14% 3/12/07 (d)	1,200,000	1,211,202
MeriStar Hospitality Corp. 9% 1/15/08	300,000	317,250
MeriStar Hospitality Operating Partnership LP/MeriStar
Hospitality Finance Corp. III 9.125% 1/15/11	800,000	920,000
Nationwide Health Properties, Inc.:
6% 5/20/15	230,000	224,603
7.23% 11/8/06	1,110,000	1,120,663
Omega Healthcare Investors, Inc.:
7% 4/1/14	500,000	504,375
7% 1/15/16 (b)	260,000	259,350
Senior Housing Properties Trust 8.625% 1/15/12	1,100,000	1,204,500
Shurgard Storage Centers, Inc. 7.75% 2/22/11	1,000,000	1,080,839
Simon Property Group LP:
7% 6/15/28 (d)	375,000	385,859
7.125% 9/20/07	1,500,000	1,535,327
Simon Property Group, Inc. 3.75% 1/30/09	1,000,000	954,238
Thornburg Mortgage, Inc. 8% 5/15/13	3,950,000	3,930,250

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Nonconvertible Bonds continued

FINANCIALS – continued
Real Estate continued
Trustreet Properties, Inc. 7.5% 4/1/15	$ 700,000	$ 700,875
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16 (b)	1,660,000	1,655,850
6.75% 6/1/10	400,000	404,000
8.75% 5/1/09	920,000	989,000
9% 5/1/12	1,600,000	1,796,000
Vornado Realty Trust 5.625% 6/15/07	1,350,000	1,351,650
Western Investment Real Estate Trust 7.2% 9/15/08	500,000	517,141
		38,294,387

TELECOMMUNICATION SERVICES – 0.1%
Wireless Telecommunication Services – 0.1%
American Tower Corp. 7.125% 10/15/12	500,000	520,000

TOTAL NONCONVERTIBLE BONDS		52,414,035

TOTAL CORPORATE BONDS
(Cost $53,878,014)		53,845,298

U.S. Treasury Inflation Protected Obligations 27.1%

U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	22,674,122	21,490,771
2.375% 1/15/25	20,372,398	20,494,235
3.625% 4/15/28	16,363,629	20,128,997
3.875% 4/15/29	16,883,440	21,684,320
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	25,178,549	23,852,603
1.625% 1/15/15	31,521,574	29,749,460
1.875% 7/15/13	31,173,650	30,278,076
1.875% 7/15/15	15,798,220	15,194,650
2% 1/15/14	1,459,198	1,424,450
2% 1/15/16	17,230,335	16,716,113
3% 7/15/12	18,486,527	19,265,140
3.375% 1/15/07	625,655	632,640
3.375% 1/15/12	23,078,055	24,469,973
3.5% 1/15/11	4,442,412	4,697,238
3.625% 1/15/08	15,271,882	15,692,896

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

U.S. Treasury Inflation Protected Obligations continued
	Principal	Value
	Amount	(Note 1)
U.S. Treasury Inflation-Indexed Notes: – continued
3.875% 1/15/09	$17,709,653	$18,547,779
4.25% 1/15/10	11,948,469	12,842,310
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS
(Cost $304,797,375)		297,161,651

Asset Backed Securities 0.6%

Aegis Asset Backed Securities Trust Series 2004-2N
Class N1, 4.5% 4/25/34 (b)	5,087	5,080
Ameriquest Finance NIMS Trust Series 2004-RN9A
Class N1, 4.8% 11/25/34 (b)	82,058	81,785
Ameriquest Mortgage Securities, Inc. Series 2004-R10
Class M1, 5.5181% 11/25/34 (d)	105,000	105,595
Bear Stearns Asset Backed Securities NIMS Trust:
Series 2004-FR1N Class A1, 5% 5/25/34 (b)	84,021	83,775
Series 2004-HE6N Class A1, 5.25% 8/25/34 (b)	442,296	441,079
Series 2004-HE7N Class A1, 5.25% 8/25/34 (b)	703,998	703,668
Conseco Finance Securitizations Corp. Series 2002-1
Class M2, 9.546% 12/1/33	1,500,000	828,750
Crest Clarendon Street Ltd./Crest Clarendon Corp.
Series 2002-1A Class D, 9% 12/28/35 (b)	500,000	539,435
Fairfield Street Solar Corp. Series 2004-1A Class E1,
8.175% 11/28/39 (b)(d)	850,000	856,647
Fremont NIMS Trust Series 2004-C Class A, 5.25%
8/25/34 (b)	11,675	11,646
Merit Securities Corp. Series 13 Class M1, 8.63%
12/28/33	1,500,000	1,382,087
Residential Asset Securities Corp. Series 2003-KS10
Class MI3, 6.41% 12/25/33	1,000,000	986,563
Sharps SP I LLC Net Interest Margin Trust Series
2004-HE3N Class NA, 5.19% 11/25/34 (b)	171,282	170,399
Taberna Preferred Funding III Ltd. Series 2005-3A
Class D, 7.36% 2/5/36 (b)(d)	250,000	249,375
TOTAL ASSET BACKED SECURITIES
(Cost $6,502,602)		6,445,884

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments continued

Collateralized Mortgage Obligations 0.2%
	Principal	Value
	Amount	(Note 1)
Private Sponsor 0.2%
Countrywide Home Loans, Inc. Series 2005-R3 Class B3,
5.5% 9/25/35 (b)(d)	$ 148,717	$ 110,287
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7099% 1/25/19 (b)(d)	109,982	98,954
Class B4, 4.7099% 1/25/19 (b)(d)	219,964	170,748
Residential Finance LP/Residential Finance Development
Corp. floater Series 2005-D Class B6, 6.9988%
12/15/37 (b)(d)	497,632	499,288
Resix Finance Ltd. floater:
Series 2005-C Class B7, 7.7981% 9/10/37 (b)(d)	148,988	146,491
Series 2005-D Class B7, 8.9988% 12/15/37 (b)(d)	298,579	299,483
Series 2006-A Class B7, 8.17% 3/15/38 (b)(d)	750,000	750,000
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,087,638)		2,075,251

Commercial Mortgage Securities 1.1%

Asset Securitization Corp. Series 1997-MD7 Class A4,
7.6548% 1/13/30 (d)	499,608	495,705
Bank of America Large Loan, Inc. floater:
Series 2005-ESHA Class K, 6.54% 7/14/08 (b)(d)	300,000	299,998
Series 2005-MIB1 Class K, 6.7488% 3/15/22 (b)(d) .	800,000	785,458
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (b)	500,000	510,115
CS First Boston Mortgage Securities Corp. Series
2004-FL1A Class G, 7.4681% 5/15/14 (b)(d)	750,000	751,658
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (b)	1,000,000	964,140
Class F, 6.376% 12/15/14 (b)	800,000	787,486
Global Signal Trust III Series 2006-1 Class F, 7.036%
2/15/36 (b)	865,000	857,093
GMAC Commercial Mortgage Securities, Inc.
Series 1997-C2 Class E, 7.624% 4/15/29 (d)	900,000	921,797
LB-UBS Commercial Mortgage Trust sequential pay
Series 2005-C7 Class A1, 4.99% 11/15/30	2,815,839	2,794,314
Mezz Capital Commercial Mortgage Trust
Series 2005-C3:
Class D, 7.7% 5/20/44 (b)	600,000	576,765
Class F, 10.813% 5/20/44 (b)	400,000	390,953

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
TERRA LNR I Series 2006-E, 0% 6/15/17 (b)(c)(d)	$ 770,000	$ 770,000
Wrightwood Capital Real Estate CDO Ltd. floater
Series 2005-1A Class F, 6.66% 11/21/40 (b)(d)	1,500,000	1,488,281
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $12,505,543)		12,393,763

Common Stocks 2.6%
	Shares

CONSUMER DISCRETIONARY – 0.1%
Hotels, Restaurants & Leisure 0.1%
Starwood Hotels & Resorts Worldwide, Inc. unit	22,700	1,537,471

FINANCIALS – 2.5%
Real Estate 2.5%
Acadia Realty Trust (SBI)	8,700	204,885
AMB Property Corp. (SBI)	3,500	189,945
American Financial Realty Trust (SBI)	27,100	315,715
American Home Mortgage Investment Corp.	4,200	131,082
Annaly Mortgage Management, Inc.	44,500	540,230
Anworth Mortgage Asset Corp.	106,800	839,448
Apartment Investment & Management Co. Class A	3,900	182,910
Archstone-Smith Trust	5,200	253,604
AvalonBay Communities, Inc.	6,400	698,240
Boston Properties, Inc.	3,600	335,700
Capital Lease Funding, Inc.	19,000	210,710
Developers Diversified Realty Corp.	4,200	229,950
DiamondRock Hospitality Co.	21,600	298,296
Duke Realty Corp.	2,100	79,695
Eagle Hospitality Properties Trust, Inc.	5,600	56,448
Education Realty Trust, Inc.	2,550	39,015
Equity Lifestyle Properties, Inc.	25,600	1,273,600
Equity Office Properties Trust	15,280	513,102
Equity Residential (SBI)	22,700	1,062,133
Federal Realty Investment Trust (SBI)	5,900	443,680
Fieldstone Investment Corp.	51,900	612,420
General Growth Properties, Inc.	23,500	1,148,445
Glenborough Realty Trust, Inc.	2,100	45,675
GMH Communities Trust	14,200	165,288
Health Care Property Investors, Inc.	3,100	88,040
Healthcare Realty Trust, Inc.	5,900	220,542
HomeBanc Mortgage Corp., Georgia	43,300	380,607

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value
		(Note 1)

FINANCIALS – continued
Real Estate continued
Host Marriott Corp.	61,300	$ 1,311,820
Inland Real Estate Corp.	42,600	694,806
Innkeepers USA Trust (SBI)	3,300	55,935
Kimco Realty Corp.	14,500	589,280
KKR Financial Corp.	7,300	163,739
Lexington Corporate Properties Trust	8,900	185,565
MeriStar Hospitality Corp. (a)	15,000	155,700
MFA Mortgage Investments, Inc.	82,300	522,605
MortgageIT Holdings, Inc.	70,400	762,432
Nationwide Health Properties, Inc.	42,800	920,200
New York Mortgage Trust, Inc.	17,500	94,500
Newcastle Investment Corp.	51,100	1,222,312
Opteum, Inc. Class A	62,200	532,432
Plum Creek Timber Co., Inc.	3,500	129,255
ProLogis Trust	12,800	684,800
Regency Centers Corp.	10,300	692,057
Resource Capital Corp.	10,400	143,312
Saxon Capital, Inc.	166,300	1,736,172
Simon Property Group, Inc.	8,800	740,432
Spirit Finance Corp.	106,700	1,301,740
Sunstone Hotel Investors, Inc.	5,300	153,541
Thornburg Mortgage, Inc. (SBI)	8,300	224,598
Trizec Properties, Inc.	21,700	558,341
Trustreet Properties, Inc.	21,200	322,028
United Dominion Realty Trust, Inc. (SBI)	28,900	824,806
Ventas, Inc.	33,900	1,124,802
Vornado Realty Trust	4,700	451,200
		26,857,815

HEALTH CARE – 0.0%
Health Care Providers & Services – 0.0%
American Retirement Corp. (a)	100	2,562
Emeritus Corp. (a)	18,700	403,920
		406,482

TOTAL COMMON STOCKS
(Cost $26,521,861)		28,801,768

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Preferred Stocks 4.9%
	Shares	Value
		(Note 1)
Convertible Preferred Stocks 0.2%

FINANCIALS – 0.2%
Real Estate 0.2%
Trustreet Properties, Inc. Series C, 7.50%	57,600	$ 1,274,688
Windrose Medical Properties Trust 7.50%	41,100	1,072,710
		2,347,398
Nonconvertible Preferred Stocks 4.7%

FINANCIALS – 4.7%
Diversified Financial Services – 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	39,270
Red Lion Hotels Capital Trust 9.50%	11,000	289,300
		328,570
Real Estate 4.7%
Accredited Mortgage Loan Trust Series A, 9.75%	87,400	2,214,716
Affordable Residential Communties, Inc. Series A, 8.25%	14,000	306,740
Alexandria Real Estate Equities, Inc.:
Series B, 9.10%	3,600	91,440
Series C, 8.375%	10,000	261,300
American Home Mortgage Investment Corp.:
Series A, 9.375%	79,300	2,076,074
Series B, 9.25%	96,600	2,494,212
Annaly Mortgage Management, Inc. Series A, 7.875%	72,700	1,757,159
Anworth Mortgage Asset Corp. Series A, 8.625%	153,800	3,701,966
Apartment Investment & Management Co. Series R, 10.00%	130,200	3,310,986
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	255,000
Capital Lease Funding, Inc. Series A, 8.125%	20,000	500,000
CBL & Associates Properties, Inc. Series B, 8.75%	15,000	763,650
CenterPoint Properties Trust Series D, 5.377%	5,280	4,012,800
Colonial Properties Trust (depositary shares) Series D, 8.125%	5,000	130,000
Crescent Real Estate Equities Co. Series B, 9.50%	50,000	1,305,000
Digital Realty Trust, Inc. Series A, 8.50%	50,000	1,257,500
Home Properties of New York, Inc. Series F, 9.00%	25,000	642,500
HomeBanc Mortgage Corp., Georgia Series A, 10.00%	209,215	5,334,983
Host Marriott Corp. Class C, 10.00%	5,000	126,000
Impac Mortgage Holdings, Inc. Series C, 9.125%	17,700	377,187
Innkeepers USA Trust Series C, 8.00%	20,000	495,800
LaSalle Hotel Properties Series A, 10.25%	75,900	1,952,148
Lexington Corporate Properties Trust Series B, 8.05%	10,000	254,000
MFA Mortgage Investments, Inc. Series A, 8.50%	109,100	2,632,583
Nationwide Health Properties, Inc. 7.677%	2,786	286,958

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments continued

Preferred Stocks continued
	Shares	Value
		(Note 1)
Nonconvertible Preferred Stocks continued

FINANCIALS – continued
Real Estate continued
New Plan Excel Realty Trust (depositary shares) Series D,
7.80%	20,000	$ 1,030,000
Newcastle Investment Corp. Series B, 9.75%	76,400	1,990,220
Prime Group Realty Trust Series B, 9.00%	15,500	308,915
PS Business Parks, Inc.:
(depositary shares) Series F, 8.75%	3,400	86,224
Series D, 9.50%	33,100	831,803
RAIT Investment Trust Series B, 8.375%	17,000	431,800
Saul Centers, Inc. 8.00%	40,000	1,052,000
Simon Property Group, Inc. Series G, 7.89%	3,100	160,642
Strategic Hotel & Resorts, Inc. Series A, 8.50%	60,000	1,515,000
Taubman Centers, Inc. Series G, 8.00%	20,000	512,400
The Mills Corp.:
Series B, 9.00%	60,800	1,395,360
Series C, 9.00%	57,400	1,311,590
Series E, 8.75%	136,285	3,073,227
Series G, 7.875%	39,933	850,573
		51,090,456

TOTAL FINANCIALS		51,419,026

TOTAL PREFERRED STOCKS
(Cost $53,898,595)		53,766,424

Floating Rate Loans 0.5%
	Principal
	Amount

CONSUMER DISCRETIONARY – 0.2%
Specialty Retail – 0.2%
The Pep Boys – Manny, Moe & Jack term loan 7.89%
1/27/11 (d)	$ 40,000	40,650
Toys ’R’ US, Inc. term loan 7.63% 12/9/08 (d)	2,000,000	2,000,000
		2,040,650

FINANCIALS – 0.3%
Real Estate 0.3%
Capital Automotive (REIT) Tranche B, term loan 6.34%
12/16/10 (d)	500,000	505,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Floating Rate Loans continued
	Principal	Value
	Amount	(Note 1)

FINANCIALS – continued
Real Estate continued
LNR Property Corp. Tranche B, term loan 7.6421%
2/3/08 (d)	$ 461,972	$ 466,591
The Rouse Co. term loan 6.11% 8/24/06 (d)	2,000,000	2,000,000
		2,971,591

TOTAL FLOATING RATE LOANS
(Cost $5,000,044)		5,012,241

Commodity Linked Notes 8.7%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR plus
.10% due 8/10/2006 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	600,000	558,104
Master Note, one-month U.S. dollar LIBOR plus
.10% due 8/18/2006 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	4,530,000	3,722,967
Master Note, one-month U.S. dollar LIBOR plus
.10% due 9/15/2006 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	7,580,000	6,161,357
Master Note, one-month U.S. dollar LIBOR plus
.10% due 9/22/2006 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	2,800,000	2,130,302
Master Note, one-month U.S. dollar LIBOR plus
.10% due 9/29/2006 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	3,850,000	3,005,789
Master Note, one-month U.S. dollar LIBOR plus
.15% due 3/8/2007 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	3,330,000	3,333,578
Master Note, one-month U.S. dollar LIBOR plus
.31% due 3/2/2007 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	5,000,000	5,234,258
Master Note, one-month U.S. dollar LIBOR plus
.31% due 3/8/2007 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	2,500,000	2,527,654

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Investments continued

Commodity Linked Notes continued
	Principal	Value
	Amount	(Note 1)

JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR
minus .17% due 10/06/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	$ 5,420,000	$ 5,218,701
Medium Term Note, one-month U.S. dollar LIBOR
minus .17% due 10/16/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	1,330,000	1,226,325
Medium Term Note, one-month U.S. dollar LIBOR
minus .17% due 12/14/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	4,160,000	4,162,058
Medium Term Note, one-month U.S. dollar LIBOR
minus .17% due 2/12/2007 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	4,000,000	4,483,751
Medium Term Note, one-month U.S. dollar LIBOR
minus .17% due 3/2/2007 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	3,340,000	3,615,483
Medium Term Note, one-month U.S. dollar LIBOR
minus .18% due 10/06/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	2,390,000	2,302,257
Medium Term Note, one-month U.S. dollar LIBOR
minus .18% due 10/08/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	670,000	653,717
Medium Term Note, one-month U.S. dollar LIBOR
minus .18% due 8/10/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	470,000	437,331
Medium Term Note, one-month U.S. dollar LIBOR
minus .18% due 8/18/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	2,160,000	1,863,852
Medium Term Note, one-month U.S. dollar LIBOR
minus .18% due 9/22/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	3,930,000	3,108,047
Medium Term Note, one-month U.S. dollar LIBOR
minus .18% due 9/29/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	4,620,000	3,746,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	18

Commodity Linked Notes continued
	Principal	Value
	Amount	(Note 1)
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus
.15% due 2/27/2007 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	$22,330,000	$23,259,427
Note, one-month U.S. dollar LIBOR minus
.15% due 3/27/2007 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	5,000,000	5,000,000
Societe Generale:
Floating Rate Note, one-month U.S. dollar LIBOR
minus .10% due 8/10/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	5,600,000	4,824,140
Floating Rate Note, one-month U.S. dollar LIBOR
minus .10% due 8/18/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	160,000	137,760
Floating Rate Note, one-month U.S. dollar LIBOR
minus .10% due 9/8/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	6,000,000	4,565,400

TOTAL COMMODITY LINKED NOTES
(Cost $101,770,000)		95,278,747

Fixed Income Funds 42.5%
	Shares

Fidelity Floating Rate Central Investment Portfolio (e)	2,603,811	262,594,339
Fidelity Ultra-Short Central Fund (e)	2,046,067	203,522,284

TOTAL FIXED INCOME FUNDS
(Cost $465,522,954)		466,116,623

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

Investments continued

Preferred Securities 0.0%
	Principal	Value
	Amount	(Note 1)

FINANCIALS – 0.0%
Diversified Financial Services – 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A
Class PS, 19.8256% 12/28/35 (b)(d)
(Cost $593,174)	$ 500,000	$ 528,877

Cash Equivalents 0.9%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations) in a joint trading account at 4.54%,
dated 3/31/06 due 4/3/06
(Cost $9,773,000)	$ 9,776,700	9,773,000

TOTAL INVESTMENT PORTFOLIO 94.0%
(Cost $1,042,850,800)		1,031,199,527

NET OTHER ASSETS – 6.0%		65,299,162
NET ASSETS 100%	$ 1,096,498,689

Legend

(a) Non-income producing

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $116,234,174
or 10.6% of net assets.

(c) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
fidelity.com and/or advisor.fidelity.com,
as applicable. The reports are located
just after the fund’s financial statements
and quarterly reports but are not part of
the financial statements or quarterly
reports. In addition, the fixed-income
central fund’s financial statements, which
are not covered by the investing fund’s
Report of Independent Registered Public
Accounting Firm, are available on the
EDGAR Database on the SEC’s web site,
www.sec.gov, or upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

(f) Security is linked to the Dow Jones-AIG
Commodity Total Return Index. Securities
do not guarantee any return of principal
at maturity but instead, will pay at
maturity or upon exchange, an amount
based on the closing value of the Dow
Jones-AIG Commodity Index Total
Return. Although these instruments are
primarily debt obligations, they
indirectly provide exposure to changes
in the value of the underlying
commodities. Holders of the security
have the right to exchange these notes
at any time.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Floating Rate Central Investment Portfolio	$ 4,622,218
Fidelity Ultra Short Central Fund	2,420,468
Total	$ 7,042,686

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value,	Purchases	Sales	Value, end of	% ownership,
	beginning of		Proceeds	period	end of period
Fund	period
Fidelity Floating Rate
Central Investment
Portfolio	$ 7,598,671	$ 254,396,310	$ —	$ 262,594,339	34.0%
Fidelity Ultra Short
Central Fund	6,644,141	196,884,012	—	203,522,284	2.7%
Total	$ 14,242,812	$ 451,280,322	$ —	$ 466,116,623

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006

Assets
Investment in securities, at value (including repurchase
agreements of $9,773,000)
See accompanying schedule:
Unaffiliated issuers (cost $577,327,846)	$ 565,082,904
Affiliated Central Funds (cost $465,522,954)	466,116,623
Total Investments (cost $1,042,850,800)		$1,031,199,527
Cash		430
Receivable for fund shares sold		85,067,255
Dividends receivable		533,069
Interest receivable		5,969,371
Prepaid expenses		36,805
Other affiliated receivables		108
Other receivables		714
Total assets		1,122,807,279

Liabilities
Payable for investments purchased
Regular delivery	$ 24,156,205
Delayed delivery	770,000
Payable for fund shares redeemed	670,638
Accrued management fee	422,120
Distribution fees payable	12,803
Other affiliated payables	96,430
Other payables and accrued expenses	180,394
Total liabilities		26,308,590

Net Assets		$ 1,096,498,689
Net Assets consist of:
Paid in capital		$1,101,245,254
Undistributed net investment income		5,816,781
Accumulated undistributed net realized gain (loss) on
investments		1,087,927
Net unrealized appreciation (depreciation) on
investments		(11,651,273)
Net Assets		$ 1,096,498,689

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Statement of Assets and Liabilities continued
March 31, 2006

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($8,507,822 ÷ 854,193 shares)	$ 9.96

Maximum offering price per share (100/95.25 of $9.96)	$ 10.46
Class T:
Net Asset Value and redemption price per share
($11,245,809 ÷ 1,129,374 shares)	$ 9.96

Maximum offering price per share (100/96.50 of $9.96)	$ 10.32
Class B:
Net Asset Value and offering price per share
($4,451,431 ÷ 447,761 shares)A	$ 9.94

Class C:
Net Asset Value and offering price per share
($8,206,813 ÷ 826,227 shares)A	$ 9.93

Strategic Real Return:
Net Asset Value, offering price and redemption price per
share ($1,041,286,135 ÷ 104,407,519 shares)	$ 9.97

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($22,800,679 ÷ 2,287,904 shares)	$ 9.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended March 31, 2006

Investment Income
Dividends		$ 1,866,856
Interest		6,872,311
Income from affiliated Central Funds		7,042,686
Total income		15,781,853

Expenses
Management fee	$ 1,691,840
Transfer agent fees	335,404
Distribution fees	57,494
Accounting fees and expenses	146,367
Independent trustees’ compensation	900
Custodian fees and expenses	9,396
Registration fees	269,983
Audit	64,155
Legal	11,763
Miscellaneous	215
Total expenses before reductions	2,587,517
Expense reductions	(14,435)	2,573,082

Net investment income		13,208,771
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,083,390
Change in net unrealized appreciation (depreciation) on
investment securities		(12,036,415)
Net gain (loss)		(10,953,025)
Net increase (decrease) in net assets resulting from
operations		$ 2,255,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Statement of Changes in Net Assets
		For the period
		September 7, 2005
	Six months ended	(commencement of
	March 31,	operations) to
	2006	September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,208,771	$ 81,416
Net realized gain (loss)	1,083,390	2,066
Change in net unrealized appreciation (depreciation)	(12,036,415)	385,142
Net increase (decrease) in net assets resulting
from operations	2,255,746	468,624
Distributions to shareholders from net investment income	(7,470,920)	—
Share transactions - net increase (decrease)	1,063,132,792	38,055,768
Redemption fees	56,568	111
Total increase (decrease) in net assets	1,057,974,186	38,524,503

Net Assets
Beginning of period	38,524,503	—
End of period (including undistributed net investment
income of $5,816,781 and undistributed net
investment income of $78,944, respectively)	$ 1,096,498,689	$ 38,524,503

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights Class A

	Six months ended	Year ended
	March 31,	September 30,
	2006	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment incomeE	.214	.031
Net realized and unrealized gain (loss)	(.278)	.119
Total from investment operations	(.064)	.150
Distributions from net investment income	(.127)	—
Redemption fees added to paid in capital	.001	—I
Net asset value, end of period	$ 9.96	$ 10.15
Total ReturnB,C,D	(.62)%	1.50%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.05%A	4.71%A
Expenses net of fee waivers, if any	1.00%A	1.00%A
Expenses net of all reductions	98%A	1.00%A
Net investment income	4.32%A	4.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,508	$ 3,405
Portfolio turnover rate	25%A	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period September 7, 2005 (commencement of operations) to September 30, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Financial Highlights Class T

	Six months ended	Year ended
	March 31,	September 30,
	2006	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment incomeE	.208	.030
Net realized and unrealized gain (loss)	(.274)	.120
Total from investment operations	(.066)	.150
Distributions from net investment income	(.125)	—
Redemption fees added to paid in capital	.001	—I
N et asset value, end of period	$ 9.96	$ 10.15
Total ReturnB,C,D	(.64)%	1.50%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.11%A	4.81%A
Expenses net of fee waivers, if any	1.10%A	1.10%A
Expenses net of all reductions	1.08%A	1.10%A
Net investment income	4.22%A	4.18%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,246	$ 3,284
Portfolio turnover rate	25%A	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period September 7, 2005 (commencement of operations) to September 30, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Highlights Class B

	Six months ended	Year ended
	March 31,	September 30,
	2006	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment incomeE	.177	.025
Net realized and unrealized gain (loss)	(.274)	.115
Total from investment operations	(.097)	.140
Distributions from net investment income	(.104)	—
Redemption fees added to paid in capital	.001	—I
Net asset value, end of period	$ 9.94	$ 10.14
Total ReturnB,C,D	(.95)%	1.40%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.78%A	5.47%A
Expenses net of fee waivers, if any	1.75%A	1.75%A
Expenses net of all reductions	1.73%A	1.75%A
Net investment income	3.57%A	3.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,451	$ 3,253
Portfolio turnover rate	25%A	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period September 7, 2005 (commencement of operations) to September 30, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Financial Highlights Class C

	Six months ended	Year ended
	March 31,	September 30,
	2006	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment incomeE	.171	.024
Net realized and unrealized gain (loss)	(.276)	.116
Total from investment operations	(.105)	.140
Distributions from net investment income	(.106)	—
Redemption fees added to paid in capital	.001	—I
Net asset value, end of period	$ 9.93	$ 10.14
Total ReturnB,C,D	(1.03)%	1.40%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.90%A	5.56%A
Expenses net of fee waivers, if any	1.85%A	1.85%A
Expenses net of all reductions	1.83%A	1.85%A
Net investment income	3.47%A	3.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,207	$ 3,467
Portfolio turnover rate	25%A	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period September 7, 2005 (commencement of operations) to September 30, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Highlights Strategic Real Return

	Six months ended	Year ended
	March 31,	September 30,
	2006	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment incomeD	.219	.028
Net realized and unrealized gain (loss)	(.270)	.122
Total from investment operations	(.051)	.150
Distributions from net investment income	(.130)	—
Redemption fees added to paid in capital	.001	—H
Net asset value, end of period	$ 9.97	$ 10.15
Total ReturnB,C	(.50)%	1.50%
Ratios to Average Net AssetsE,G
Expenses before reductions	.85%A	4.41%A
Expenses net of fee waivers, if any	.85%A	.85%A
Expenses net of all reductions	.85%A	.85%A
Net investment income	4.46%A	4.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,041,286	$ 21,867
Portfolio turnover rate	25%A	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F For the period September 7, 2005 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Financial Highlights Institutional Class

	Six months ended	Year ended
	March 31,	September 30,
	2006	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment incomeD	.217	.032
Net realized and unrealized gain (loss)	(.267)	.118
Total from investment operations	(.050)	.150
Distributions from net investment income	(.131)	—
Redemption fees added to paid in capital	.001	—H
Net asset value, end of period	$ 9.97	$ 10.15
Total ReturnB,C	(.49)%	1.50%
Ratios to Average Net AssetsE,G
Expenses before reductions	.86%A	4.55%A
Expenses net of fee waivers, if any	.85%A	.85%A
Expenses net of all reductions	.84%A	.85%A
Net investment income	4.47%A	4.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,801	$ 3,248
Portfolio turnover rate	25%A	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F For the period September 7, 2005 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2006

1. Significant Accounting Policies.

Fidelity Strategic Real Return Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Strategic Real Return, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ

Semiannual Report

32

1. Significant Accounting Policies continued
Security Valuation continued

from published prices for the same securities. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distribu tions or capital gain distributions. Interest income and distributions from the Central Funds, are accrued as earned. Interest income includes coupon interest and amortiza tion of premium and accretion of discount on debt securities. Inflation indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

33 Semiannual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Book tax differences are primarily due to partnerships (including allocations from CIPs) and income recognized on commodity linked notes.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,173,344
Unrealized depreciation	(17,711,341)
Net unrealized appreciation (depreciation)	$ (11,537,997)
Cost for federal income tax purposes	$ 1,042,737,524

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the

Semiannual Report

34

2. Operating Policies continued
Delayed Delivery Transactions and When Issued Securities continued

fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Indexed Securities. The fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $718,616,422 and $18,138,344, respectively.

35 Semiannual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 4,434	$ 2,419
Class T	0%	.25%	8,048	5,743
Class B	.65%	.25%	17,115	16,369
Class C	.75%	.25%	27,897	23,617
			$ 57,494	$ 48,148

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$ 8,086
Class T	2,334
Class B*	1,054
Class C*	251
$ 11,725

*	When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

36

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund, except for Strategic Real Return. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Real Return shares. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets*
Class A		$ 5,065.17
Class T		4,503.14
Class B		2,713.14
Class C		4,628.17
Strategic Real Return		313,238.11
Institutional Class		5,257.15
	$ 335,404
* Annualized

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) each an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, each CIP may also participate in derivatives and mortgage dollar rolls. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply

37 Semiannual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP, as of the fund’s report date, is avail able upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements, which are not covered by this fund’s Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,160 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Class A	1.00%	$ 1,596
Class T	1.10%	458
Class B	1.75%	514
Class C	1.85%	1,326
Institutional Class	.85%	438
		$ 4,332

Semiannual Report	38

6. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,118 for the period. In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $4,078. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 346
Class T	337
Class B	355
Class C	359
Strategic Real Return	164
Institutional Class	346
$ 1,907

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, Freedom 2010 Fund and Freedom 2020 Fund were the owners of record of approximately 12% and 12%, respectively, of the total outstanding shares of the fund. The Fidelity Freedom Funds and Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 42% of the total outstanding shares of the fund.

39 Semiannual Report

Notes to Financial Statements continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

			Six months ended	Year ended
			March 31,	September 30,
			2006	2005A
From net investment income
Class A			$ 71,511	$ —
Class T			71,484	—
Class B			39,022	—
Class C			56,594	—
Strategic Real Return			7,179,102	—
Institutional Class			53,207	—
Total			$ 7,470,920	$ —
A For the period September 7, 2005 (commencement of operations) to September 30, 2005.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	March 31,	September 30,	March 31,	September 30,
	2006	2005A	2006	2005A
Class A
Shares sold	549,817	335,576	$ 5,490,683	$ 3,356,917
Reinvestment of
distributions	6,371	—	63,649	—
Shares redeemed	(37,571)	—	(373,813)	—
Net increase (decrease)	518,617	335,576	$ 5,180,519	$ 3,356,917
Class T
Shares sold	818,805	323,690	$ 8,187,032	$ 3,237,283
Reinvestment of
distributions	7,030	—	70,230	—
Shares redeemed	(20,151)	—	(200,377)	—
Net increase (decrease)	805,684	323,690	$ 8,056,885	$ 3,237,283
Class B
Shares sold	128,319	320,754	$ 1,280,160	$ 3,207,594
Reinvestment of
distributions	3,780	—	37,761	—
Shares redeemed	(5,092)	—	(50,762)	—
Net increase (decrease)	127,007	320,754	$ 1,267,159	$ 3,207,594

Semiannual Report

40

9. Share Transactions - continued

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	March 31,	September 30,	March 31,	September 30,
	2006	2005A	2006	2005A
Class C
Shares sold	492,181	341,879	$ 4,915,959	$ 3,420,798
Reinvestment of
distributions	5,149	—	51,387	—
Shares redeemed	(12,982)	—	(129,040)	—
Net increase (decrease)	484,348	341,879	$ 4,838,306	$ 3,420,798
Strategic Real Return
Shares sold	109,316,207	2,155,812	$1,094,705,705	$ 21,651,987
Reinvestment of
distributions	677,774	—	6,777,738	—
Shares redeemed	(7,740,406)	(1,868)	(77,275,028)	(18,821)
Net increase (decrease)	102,253,575	2,153,944	$ 1,024,208,415	$ 21,633,166
Institutional Class
Shares sold	2,013,060	320,001	$ 20,029,928	$ 3,200,010
Reinvestment of
distributions	4,709	—	47,048	—
Shares redeemed	(49,866)	—	(495,468)	—
Net increase (decrease)	1,967,903	320,001	$ 19,581,508	$ 3,200,010
A For the period September 7, 2005 (commencement of operations) to September 30, 2005.

41 Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments as of March 31, 2006, and the related statement of operations for the six months then ended, and the statement of changes in net assets and the financial highlights for the six months then ended and for the period from September 7, 2005 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custo dians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2006, the results of its operations for the six months then ended and the changes in its net assets and the financial highlights for the six months ended March 31, 2006 and for the period from September 7, 2005 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts May 22, 2006

Semiannual Report 42

Proxy Voting Results

A special meeting of each fund’s shareholders was held on November 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes
Dennis J. Dirks
Affirmative	18,240,248,322.53	96.150
Withheld	730,313,302.58	3.850
TOTAL	18,970,561,625.11	100.000
Albert R. Gamper, Jr.B
Affirmative	18,204,838,072.06	95.964
Withheld	765,723,553.05	4.036
TOTAL	18,970,561,625.11	100.000
Robert M. Gates
Affirmative	18,191,748,681.13	95.895
Withheld	778,812,943.98	4.105
TOTAL	18,970,561,625.11	100.000
George H. Heilmeier
Affirmative	18,193,638,757.60	95.905
Withheld	776,922,867.51	4.095
TOTAL	18,970,561,625.11	100.000
Abigail P. Johnson
Affirmative	18,103,320,241.78	95.428
Withheld	867,241,383.33	4.572
TOTAL	18,970,561,625.11	100.000
Edward C. Johnson 3d
Affirmative	18,055,585,171.13	95.177
Withheld	914,976,453.98	4.823
TOTAL	18,970,561,625.11	100.000
Stephen P. Jonas
Affirmative	18,188,419,716.35	95.877
Withheld	782,141,908.76	4.123
TOTAL	18,970,561,625.11	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	18,208,650,664.29	95.984
Withheld	761,910,960.82	4.016
TOTAL	18,970,561,625.11	100.000

Ned C. Lautenbach
Affirmative	18,224,936,039.64	96.070
Withheld	745,625,585.47	3.930
TOTAL	18,970,561,625.11	100.000

Marvin L. Mann
Affirmative	18,146,216,753.93	95.655
Withheld	824,344,871.18	4.345
TOTAL	18,970,561,625.11	100.000

William O. McCoy
Affirmative	18,164,580,135.79	95.751
Withheld	805,981,489.32	4.249
TOTAL	18,970,561,625.11	100.000

Robert L. Reynolds
Affirmative	18,197,448,372.22	95.925
Withheld	773,113,252.89	4.075
TOTAL	18,970,561,625.11	100.000

Cornelia M. Small
Affirmative	18,214,122,413.76	96.013
Withheld	756,439,211.35	3.987
TOTAL	18,970,561,625.11	100.000

William S. Stavropoulos
Affirmative	18,186,563,509.46	95.867
Withheld	783,998,115.65	4.133
TOTAL	18,970,561,625.11	100.000

Kenneth L. Wolfe
Affirmative	18,211,332,412.92	95.998
Withheld	759,229,212.19	4.002
TOTAL	18,970,561,625.11	100.000

A Denotes trust-wide proposals and voting results.

B Effective on or about January 1, 2006.

Semiannual Report 44

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its share holders; and (iv) whether there have been economies of scale in respect of the manage ment of the Fidelity funds, whether the Fidelity funds (including the fund) have

45 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

46

47 Semiannual Report

Semiannual Report

48

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment Advisors (U.K.) Limited
Geode Capital Management, LLC
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburgh, PA

ARRS-USAN-0506 1.814980.100

Fidelity Advisor Strategic Real Return Fund - Institutional Class

Semiannual Report March 31, 2006

Institutional Class is a class of Fidelity® Strategic Real Return Fund

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	8	A complete list of the fund’s investments
		with their market values.
Financial Statements	22	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	32	Notes to the financial statements.
Report of Independent	42
Registered Public
Accounting Firm
Proxy Voting Results	44
Board Approval of	45
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Stud ies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006
Class A
Actual	$ 1,000.00	$ 993.80	$ 4.97
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class T
Actual	$ 1,000.00	$ 993.60	$ 5.47
HypotheticalA	$ 1,000.00	$ 1,019.45	$ 5.54
Class B
Actual	$ 1,000.00	$ 990.50	$ 8.68
HypotheticalA	$ 1,000.00	$ 1,016.21	$ 8.80
Class C
Actual	$ 1,000.00	$ 989.70	$ 9.18
HypotheticalA	$ 1,000.00	$ 1,015.71	$ 9.30
Strategic Real Return
Actual	$ 1,000.00	$ 995.00	$ 4.23
HypotheticalA	$ 1,000.00	$ 1,020.69	$ 4.28
Institutional Class
Actual	$ 1,000.00	$ 995.10	$ 4.23
HypotheticalA	$ 1,000.00	$ 1,020.69	$ 4.28

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	1.00%
Class T	1.10%
Class B	1.75%
Class C	1.85%
Strategic Real Return	.85%
Institutional Class	.85%

5 Semiannual Report

Investment Changes

Holdings Distribution (% of fund’s net assets)
	As of	As of
	March 31,	September 30,
	2006	2005
Commodity-Linked Notes and Related Investments*	27.3%	27.1%
Inflation Protected Investments	27.2%	27.9%
Floating Rate High Yield	23.9%	19.7%
Real Estate Investments	14.8%	17.0%
Cash & Cash Equivalents	0.9%	7.9%

* Includes Fidelity Ultra Short Central Fund held in connection with commodity linked notes and related investments. Investments in commodity linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones AIG Commodity Index, the majority of which trade on U.S. exchanges. The value of commodity linked notes will change directly based on the performance of the index.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

For an unaudited list of holdings for each fixed income central fund visit fidelity.com and/or advisor.fidelity.com, as applicable.

7 Semiannual Report

Investments March 31, 2006
Showing Percentage of Net Assets

Corporate Bonds 4.9%
	Principal	Value
	Amount	(Note 1)
Convertible Bonds 0.1%

FINANCIALS – 0.1%
Real Estate 0.1%
Affordable Resources Communities LP 7.5% 8/15/25 (b)	$ 750,000	$ 758,513
Essex Portfolio LP 3.625% 11/1/25 (b)	600,000	672,750
		1,431,263
Nonconvertible Bonds – 4.8%

CONSUMER DISCRETIONARY – 1.2%
Hotels, Restaurants & Leisure 0.1%
Host Marriott LP 7% 8/15/12	800,000	808,000
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	200,000	193,000
		1,001,000
Household Durables – 1.1%
Beazer Homes USA, Inc. 8.375% 4/15/12	400,000	416,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	400,000	383,520
6.25% 1/15/16	700,000	634,375
7.5% 5/15/16	500,000	493,450
7.75% 5/15/13	1,300,000	1,280,500
KB Home:
6.25% 6/15/15	500,000	467,053
7.75% 2/1/10	700,000	721,000
Kimball Hill, Inc. 10.5% 12/15/12 (b)	1,600,000	1,520,000
Standard Pacific Corp. 9.25% 4/15/12	1,400,000	1,438,500
Stanley-Martin Communities LLC 9.75% 8/15/15 (b)	2,400,000	2,160,000
Technical Olympic USA, Inc. 7.5% 3/15/11	1,750,000	1,601,250
WCI Communities, Inc.:
7.875% 10/1/13	650,000	622,375
9.125% 5/1/12	850,000	860,625
		12,598,648

TOTAL CONSUMER DISCRETIONARY		13,599,648

FINANCIALS – 3.5%
Real Estate 3.5%
American Real Estate Partners/American Real Estate
Finance Corp. 7.125% 2/15/13	350,000	345,625
Archstone-Smith Trust 5% 8/15/07	900,000	895,122
Arden Realty LP:
5.2% 9/1/11	500,000	496,627

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Nonconvertible Bonds continued

FINANCIALS – continued
Real Estate continued
Arden Realty LP:
5.25% 3/1/15	$ 600,000	$ 585,568
7% 11/15/07	1,400,000	1,439,880
Brandywine Operating Partnership LP 6% 4/1/16	1,000,000	989,622
Camden Property Trust 7% 11/15/06	200,000	202,164
CarrAmerica Realty Corp. 5.5% 12/15/10	1,000,000	1,000,399
CenterPoint Properties Trust 5.75% 8/15/09	900,000	909,840
Colonial Properties Trust 7% 7/14/07	1,750,000	1,776,714
Commercial Net Lease Realty, Inc. 6.15% 12/15/15	400,000	394,501
Developers Diversified Realty Corp. 5.375% 10/15/12 .	500,000	486,710
EOP Operating LP:
5.13% 10/1/10 (d)	700,000	705,959
6.763% 6/15/07	2,150,000	2,182,796
Equity One, Inc. 6% 9/15/16	1,000,000	989,432
Evans Withycombe Residential LP 7.625% 4/15/07	510,000	518,514
Health Care Property Investors, Inc. 4.875% 9/15/10	700,000	677,407
Healthcare Realty Trust, Inc.:
5.125% 4/1/14	500,000	468,022
8.125% 5/1/11	608,000	663,717
HRPT Properties Trust 5.5169% 3/16/11 (d)	1,000,000	1,000,367
iStar Financial, Inc.:
5.4669% 3/16/09 (d)	500,000	502,429
6.14% 3/12/07 (d)	1,200,000	1,211,202
MeriStar Hospitality Corp. 9% 1/15/08	300,000	317,250
MeriStar Hospitality Operating Partnership LP/MeriStar
Hospitality Finance Corp. III 9.125% 1/15/11	800,000	920,000
Nationwide Health Properties, Inc.:
6% 5/20/15	230,000	224,603
7.23% 11/8/06	1,110,000	1,120,663
Omega Healthcare Investors, Inc.:
7% 4/1/14	500,000	504,375
7% 1/15/16 (b)	260,000	259,350
Senior Housing Properties Trust 8.625% 1/15/12	1,100,000	1,204,500
Shurgard Storage Centers, Inc. 7.75% 2/22/11	1,000,000	1,080,839
Simon Property Group LP:
7% 6/15/28 (d)	375,000	385,859
7.125% 9/20/07	1,500,000	1,535,327
Simon Property Group, Inc. 3.75% 1/30/09	1,000,000	954,238
Thornburg Mortgage, Inc. 8% 5/15/13	3,950,000	3,930,250

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Nonconvertible Bonds continued

FINANCIALS – continued
Real Estate continued
Trustreet Properties, Inc. 7.5% 4/1/15	$ 700,000	$ 700,875
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16 (b)	1,660,000	1,655,850
6.75% 6/1/10	400,000	404,000
8.75% 5/1/09	920,000	989,000
9% 5/1/12	1,600,000	1,796,000
Vornado Realty Trust 5.625% 6/15/07	1,350,000	1,351,650
Western Investment Real Estate Trust 7.2% 9/15/08	500,000	517,141
		38,294,387

TELECOMMUNICATION SERVICES – 0.1%
Wireless Telecommunication Services – 0.1%
American Tower Corp. 7.125% 10/15/12	500,000	520,000

TOTAL NONCONVERTIBLE BONDS		52,414,035

TOTAL CORPORATE BONDS
(Cost $53,878,014)		53,845,298

U.S. Treasury Inflation Protected Obligations 27.1%

U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	22,674,122	21,490,771
2.375% 1/15/25	20,372,398	20,494,235
3.625% 4/15/28	16,363,629	20,128,997
3.875% 4/15/29	16,883,440	21,684,320
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	25,178,549	23,852,603
1.625% 1/15/15	31,521,574	29,749,460
1.875% 7/15/13	31,173,650	30,278,076
1.875% 7/15/15	15,798,220	15,194,650
2% 1/15/14	1,459,198	1,424,450
2% 1/15/16	17,230,335	16,716,113
3% 7/15/12	18,486,527	19,265,140
3.375% 1/15/07	625,655	632,640
3.375% 1/15/12	23,078,055	24,469,973
3.5% 1/15/11	4,442,412	4,697,238
3.625% 1/15/08	15,271,882	15,692,896

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

U.S. Treasury Inflation Protected Obligations continued
	Principal	Value
	Amount	(Note 1)
U.S. Treasury Inflation-Indexed Notes: – continued
3.875% 1/15/09	$17,709,653	$18,547,779
4.25% 1/15/10	11,948,469	12,842,310
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS
(Cost $304,797,375)		297,161,651

Asset Backed Securities 0.6%

Aegis Asset Backed Securities Trust Series 2004-2N
Class N1, 4.5% 4/25/34 (b)	5,087	5,080
Ameriquest Finance NIMS Trust Series 2004-RN9A
Class N1, 4.8% 11/25/34 (b)	82,058	81,785
Ameriquest Mortgage Securities, Inc. Series 2004-R10
Class M1, 5.5181% 11/25/34 (d)	105,000	105,595
Bear Stearns Asset Backed Securities NIMS Trust:
Series 2004-FR1N Class A1, 5% 5/25/34 (b)	84,021	83,775
Series 2004-HE6N Class A1, 5.25% 8/25/34 (b)	442,296	441,079
Series 2004-HE7N Class A1, 5.25% 8/25/34 (b)	703,998	703,668
Conseco Finance Securitizations Corp. Series 2002-1
Class M2, 9.546% 12/1/33	1,500,000	828,750
Crest Clarendon Street Ltd./Crest Clarendon Corp.
Series 2002-1A Class D, 9% 12/28/35 (b)	500,000	539,435
Fairfield Street Solar Corp. Series 2004-1A Class E1,
8.175% 11/28/39 (b)(d)	850,000	856,647
Fremont NIMS Trust Series 2004-C Class A, 5.25%
8/25/34 (b)	11,675	11,646
Merit Securities Corp. Series 13 Class M1, 8.63%
12/28/33	1,500,000	1,382,087
Residential Asset Securities Corp. Series 2003-KS10
Class MI3, 6.41% 12/25/33	1,000,000	986,563
Sharps SP I LLC Net Interest Margin Trust Series
2004-HE3N Class NA, 5.19% 11/25/34 (b)	171,282	170,399
Taberna Preferred Funding III Ltd. Series 2005-3A
Class D, 7.36% 2/5/36 (b)(d)	250,000	249,375
TOTAL ASSET BACKED SECURITIES
(Cost $6,502,602)		6,445,884

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments continued

Collateralized Mortgage Obligations 0.2%
	Principal	Value
	Amount	(Note 1)
Private Sponsor 0.2%
Countrywide Home Loans, Inc. Series 2005-R3 Class B3,
5.5% 9/25/35 (b)(d)	$ 148,717	$ 110,287
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7099% 1/25/19 (b)(d)	109,982	98,954
Class B4, 4.7099% 1/25/19 (b)(d)	219,964	170,748
Residential Finance LP/Residential Finance Development
Corp. floater Series 2005-D Class B6, 6.9988%
12/15/37 (b)(d)	497,632	499,288
Resix Finance Ltd. floater:
Series 2005-C Class B7, 7.7981% 9/10/37 (b)(d)	148,988	146,491
Series 2005-D Class B7, 8.9988% 12/15/37 (b)(d)	298,579	299,483
Series 2006-A Class B7, 8.17% 3/15/38 (b)(d)	750,000	750,000
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,087,638)		2,075,251

Commercial Mortgage Securities 1.1%

Asset Securitization Corp. Series 1997-MD7 Class A4,
7.6548% 1/13/30 (d)	499,608	495,705
Bank of America Large Loan, Inc. floater:
Series 2005-ESHA Class K, 6.54% 7/14/08 (b)(d)	300,000	299,998
Series 2005-MIB1 Class K, 6.7488% 3/15/22 (b)(d) .	800,000	785,458
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (b)	500,000	510,115
CS First Boston Mortgage Securities Corp. Series
2004-FL1A Class G, 7.4681% 5/15/14 (b)(d)	750,000	751,658
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (b)	1,000,000	964,140
Class F, 6.376% 12/15/14 (b)	800,000	787,486
Global Signal Trust III Series 2006-1 Class F, 7.036%
2/15/36 (b)	865,000	857,093
GMAC Commercial Mortgage Securities, Inc.
Series 1997-C2 Class E, 7.624% 4/15/29 (d)	900,000	921,797
LB-UBS Commercial Mortgage Trust sequential pay
Series 2005-C7 Class A1, 4.99% 11/15/30	2,815,839	2,794,314
Mezz Capital Commercial Mortgage Trust
Series 2005-C3:
Class D, 7.7% 5/20/44 (b)	600,000	576,765
Class F, 10.813% 5/20/44 (b)	400,000	390,953

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
TERRA LNR I Series 2006-E, 0% 6/15/17 (b)(c)(d)	$ 770,000	$ 770,000
Wrightwood Capital Real Estate CDO Ltd. floater
Series 2005-1A Class F, 6.66% 11/21/40 (b)(d)	1,500,000	1,488,281
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $12,505,543)		12,393,763

Common Stocks 2.6%
	Shares

CONSUMER DISCRETIONARY – 0.1%
Hotels, Restaurants & Leisure 0.1%
Starwood Hotels & Resorts Worldwide, Inc. unit	22,700	1,537,471

FINANCIALS – 2.5%
Real Estate 2.5%
Acadia Realty Trust (SBI)	8,700	204,885
AMB Property Corp. (SBI)	3,500	189,945
American Financial Realty Trust (SBI)	27,100	315,715
American Home Mortgage Investment Corp.	4,200	131,082
Annaly Mortgage Management, Inc.	44,500	540,230
Anworth Mortgage Asset Corp.	106,800	839,448
Apartment Investment & Management Co. Class A	3,900	182,910
Archstone-Smith Trust	5,200	253,604
AvalonBay Communities, Inc.	6,400	698,240
Boston Properties, Inc.	3,600	335,700
Capital Lease Funding, Inc.	19,000	210,710
Developers Diversified Realty Corp.	4,200	229,950
DiamondRock Hospitality Co.	21,600	298,296
Duke Realty Corp.	2,100	79,695
Eagle Hospitality Properties Trust, Inc.	5,600	56,448
Education Realty Trust, Inc.	2,550	39,015
Equity Lifestyle Properties, Inc.	25,600	1,273,600
Equity Office Properties Trust	15,280	513,102
Equity Residential (SBI)	22,700	1,062,133
Federal Realty Investment Trust (SBI)	5,900	443,680
Fieldstone Investment Corp.	51,900	612,420
General Growth Properties, Inc.	23,500	1,148,445
Glenborough Realty Trust, Inc.	2,100	45,675
GMH Communities Trust	14,200	165,288
Health Care Property Investors, Inc.	3,100	88,040
Healthcare Realty Trust, Inc.	5,900	220,542
HomeBanc Mortgage Corp., Georgia	43,300	380,607

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value
		(Note 1)

FINANCIALS – continued
Real Estate continued
Host Marriott Corp.	61,300	$ 1,311,820
Inland Real Estate Corp.	42,600	694,806
Innkeepers USA Trust (SBI)	3,300	55,935
Kimco Realty Corp.	14,500	589,280
KKR Financial Corp.	7,300	163,739
Lexington Corporate Properties Trust	8,900	185,565
MeriStar Hospitality Corp. (a)	15,000	155,700
MFA Mortgage Investments, Inc.	82,300	522,605
MortgageIT Holdings, Inc.	70,400	762,432
Nationwide Health Properties, Inc.	42,800	920,200
New York Mortgage Trust, Inc.	17,500	94,500
Newcastle Investment Corp.	51,100	1,222,312
Opteum, Inc. Class A	62,200	532,432
Plum Creek Timber Co., Inc.	3,500	129,255
ProLogis Trust	12,800	684,800
Regency Centers Corp.	10,300	692,057
Resource Capital Corp.	10,400	143,312
Saxon Capital, Inc.	166,300	1,736,172
Simon Property Group, Inc.	8,800	740,432
Spirit Finance Corp.	106,700	1,301,740
Sunstone Hotel Investors, Inc.	5,300	153,541
Thornburg Mortgage, Inc. (SBI)	8,300	224,598
Trizec Properties, Inc.	21,700	558,341
Trustreet Properties, Inc.	21,200	322,028
United Dominion Realty Trust, Inc. (SBI)	28,900	824,806
Ventas, Inc.	33,900	1,124,802
Vornado Realty Trust	4,700	451,200
		26,857,815

HEALTH CARE – 0.0%
Health Care Providers & Services – 0.0%
American Retirement Corp. (a)	100	2,562
Emeritus Corp. (a)	18,700	403,920
		406,482

TOTAL COMMON STOCKS
(Cost $26,521,861)		28,801,768

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Preferred Stocks 4.9%
	Shares	Value
		(Note 1)
Convertible Preferred Stocks 0.2%

FINANCIALS – 0.2%
Real Estate 0.2%
Trustreet Properties, Inc. Series C, 7.50%	57,600	$ 1,274,688
Windrose Medical Properties Trust 7.50%	41,100	1,072,710
		2,347,398
Nonconvertible Preferred Stocks 4.7%

FINANCIALS – 4.7%
Diversified Financial Services – 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	39,270
Red Lion Hotels Capital Trust 9.50%	11,000	289,300
		328,570
Real Estate 4.7%
Accredited Mortgage Loan Trust Series A, 9.75%	87,400	2,214,716
Affordable Residential Communties, Inc. Series A, 8.25%	14,000	306,740
Alexandria Real Estate Equities, Inc.:
Series B, 9.10%	3,600	91,440
Series C, 8.375%	10,000	261,300
American Home Mortgage Investment Corp.:
Series A, 9.375%	79,300	2,076,074
Series B, 9.25%	96,600	2,494,212
Annaly Mortgage Management, Inc. Series A, 7.875%	72,700	1,757,159
Anworth Mortgage Asset Corp. Series A, 8.625%	153,800	3,701,966
Apartment Investment & Management Co. Series R, 10.00%	130,200	3,310,986
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	255,000
Capital Lease Funding, Inc. Series A, 8.125%	20,000	500,000
CBL & Associates Properties, Inc. Series B, 8.75%	15,000	763,650
CenterPoint Properties Trust Series D, 5.377%	5,280	4,012,800
Colonial Properties Trust (depositary shares) Series D, 8.125%	5,000	130,000
Crescent Real Estate Equities Co. Series B, 9.50%	50,000	1,305,000
Digital Realty Trust, Inc. Series A, 8.50%	50,000	1,257,500
Home Properties of New York, Inc. Series F, 9.00%	25,000	642,500
HomeBanc Mortgage Corp., Georgia Series A, 10.00%	209,215	5,334,983
Host Marriott Corp. Class C, 10.00%	5,000	126,000
Impac Mortgage Holdings, Inc. Series C, 9.125%	17,700	377,187
Innkeepers USA Trust Series C, 8.00%	20,000	495,800
LaSalle Hotel Properties Series A, 10.25%	75,900	1,952,148
Lexington Corporate Properties Trust Series B, 8.05%	10,000	254,000
MFA Mortgage Investments, Inc. Series A, 8.50%	109,100	2,632,583
Nationwide Health Properties, Inc. 7.677%	2,786	286,958

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments continued

Preferred Stocks continued
	Shares	Value
		(Note 1)
Nonconvertible Preferred Stocks continued

FINANCIALS – continued
Real Estate continued
New Plan Excel Realty Trust (depositary shares) Series D,
7.80%	20,000	$ 1,030,000
Newcastle Investment Corp. Series B, 9.75%	76,400	1,990,220
Prime Group Realty Trust Series B, 9.00%	15,500	308,915
PS Business Parks, Inc.:
(depositary shares) Series F, 8.75%	3,400	86,224
Series D, 9.50%	33,100	831,803
RAIT Investment Trust Series B, 8.375%	17,000	431,800
Saul Centers, Inc. 8.00%	40,000	1,052,000
Simon Property Group, Inc. Series G, 7.89%	3,100	160,642
Strategic Hotel & Resorts, Inc. Series A, 8.50%	60,000	1,515,000
Taubman Centers, Inc. Series G, 8.00%	20,000	512,400
The Mills Corp.:
Series B, 9.00%	60,800	1,395,360
Series C, 9.00%	57,400	1,311,590
Series E, 8.75%	136,285	3,073,227
Series G, 7.875%	39,933	850,573
		51,090,456

TOTAL FINANCIALS		51,419,026

TOTAL PREFERRED STOCKS
(Cost $53,898,595)		53,766,424

Floating Rate Loans 0.5%
	Principal
	Amount

CONSUMER DISCRETIONARY – 0.2%
Specialty Retail – 0.2%
The Pep Boys – Manny, Moe & Jack term loan 7.89%
1/27/11 (d)	$ 40,000	40,650
Toys ’R’ US, Inc. term loan 7.63% 12/9/08 (d)	2,000,000	2,000,000
		2,040,650

FINANCIALS – 0.3%
Real Estate 0.3%
Capital Automotive (REIT) Tranche B, term loan 6.34%
12/16/10 (d)	500,000	505,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Floating Rate Loans continued
	Principal	Value
	Amount	(Note 1)

FINANCIALS – continued
Real Estate continued
LNR Property Corp. Tranche B, term loan 7.6421%
2/3/08 (d)	$ 461,972	$ 466,591
The Rouse Co. term loan 6.11% 8/24/06 (d)	2,000,000	2,000,000
		2,971,591

TOTAL FLOATING RATE LOANS
(Cost $5,000,044)		5,012,241

Commodity Linked Notes 8.7%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR plus
.10% due 8/10/2006 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	600,000	558,104
Master Note, one-month U.S. dollar LIBOR plus
.10% due 8/18/2006 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	4,530,000	3,722,967
Master Note, one-month U.S. dollar LIBOR plus
.10% due 9/15/2006 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	7,580,000	6,161,357
Master Note, one-month U.S. dollar LIBOR plus
.10% due 9/22/2006 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	2,800,000	2,130,302
Master Note, one-month U.S. dollar LIBOR plus
.10% due 9/29/2006 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	3,850,000	3,005,789
Master Note, one-month U.S. dollar LIBOR plus
.15% due 3/8/2007 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	3,330,000	3,333,578
Master Note, one-month U.S. dollar LIBOR plus
.31% due 3/2/2007 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	5,000,000	5,234,258
Master Note, one-month U.S. dollar LIBOR plus
.31% due 3/8/2007 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	2,500,000	2,527,654

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Investments continued

Commodity Linked Notes continued
	Principal	Value
	Amount	(Note 1)

JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR
minus .17% due 10/06/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	$ 5,420,000	$ 5,218,701
Medium Term Note, one-month U.S. dollar LIBOR
minus .17% due 10/16/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	1,330,000	1,226,325
Medium Term Note, one-month U.S. dollar LIBOR
minus .17% due 12/14/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	4,160,000	4,162,058
Medium Term Note, one-month U.S. dollar LIBOR
minus .17% due 2/12/2007 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	4,000,000	4,483,751
Medium Term Note, one-month U.S. dollar LIBOR
minus .17% due 3/2/2007 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	3,340,000	3,615,483
Medium Term Note, one-month U.S. dollar LIBOR
minus .18% due 10/06/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	2,390,000	2,302,257
Medium Term Note, one-month U.S. dollar LIBOR
minus .18% due 10/08/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	670,000	653,717
Medium Term Note, one-month U.S. dollar LIBOR
minus .18% due 8/10/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	470,000	437,331
Medium Term Note, one-month U.S. dollar LIBOR
minus .18% due 8/18/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	2,160,000	1,863,852
Medium Term Note, one-month U.S. dollar LIBOR
minus .18% due 9/22/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	3,930,000	3,108,047
Medium Term Note, one-month U.S. dollar LIBOR
minus .18% due 9/29/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	4,620,000	3,746,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	18

Commodity Linked Notes continued
	Principal	Value
	Amount	(Note 1)
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus
.15% due 2/27/2007 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	$22,330,000	$23,259,427
Note, one-month U.S. dollar LIBOR minus
.15% due 3/27/2007 (indexed to the Dow
Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	5,000,000	5,000,000
Societe Generale:
Floating Rate Note, one-month U.S. dollar LIBOR
minus .10% due 8/10/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	5,600,000	4,824,140
Floating Rate Note, one-month U.S. dollar LIBOR
minus .10% due 8/18/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	160,000	137,760
Floating Rate Note, one-month U.S. dollar LIBOR
minus .10% due 9/8/2006 (indexed to the
Dow Jones-AIG Commodity Total Return Index,
multiplied by 3) (b)(d)(f)	6,000,000	4,565,400

TOTAL COMMODITY LINKED NOTES
(Cost $101,770,000)		95,278,747

Fixed Income Funds 42.5%
	Shares

Fidelity Floating Rate Central Investment Portfolio (e)	2,603,811	262,594,339
Fidelity Ultra-Short Central Fund (e)	2,046,067	203,522,284

TOTAL FIXED INCOME FUNDS
(Cost $465,522,954)		466,116,623

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

Investments continued

Preferred Securities 0.0%
	Principal	Value
	Amount	(Note 1)

FINANCIALS – 0.0%
Diversified Financial Services – 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A
Class PS, 19.8256% 12/28/35 (b)(d)
(Cost $593,174)	$ 500,000	$ 528,877

Cash Equivalents 0.9%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations) in a joint trading account at 4.54%,
dated 3/31/06 due 4/3/06
(Cost $9,773,000)	$ 9,776,700	9,773,000

TOTAL INVESTMENT PORTFOLIO 94.0%
(Cost $1,042,850,800)		1,031,199,527

NET OTHER ASSETS – 6.0%		65,299,162
NET ASSETS 100%	$ 1,096,498,689

Legend

(a) Non-income producing

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $116,234,174
or 10.6% of net assets.

(c) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
fidelity.com and/or advisor.fidelity.com,
as applicable. The reports are located
just after the fund’s financial statements
and quarterly reports but are not part of
the financial statements or quarterly
reports. In addition, the fixed-income
central fund’s financial statements, which
are not covered by the investing fund’s
Report of Independent Registered Public
Accounting Firm, are available on the
EDGAR Database on the SEC’s web site,
www.sec.gov, or upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

(f) Security is linked to the Dow Jones-AIG
Commodity Total Return Index. Securities
do not guarantee any return of principal
at maturity but instead, will pay at
maturity or upon exchange, an amount
based on the closing value of the Dow
Jones-AIG Commodity Index Total
Return. Although these instruments are
primarily debt obligations, they
indirectly provide exposure to changes
in the value of the underlying
commodities. Holders of the security
have the right to exchange these notes
at any time.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Floating Rate Central Investment Portfolio	$ 4,622,218
Fidelity Ultra Short Central Fund	2,420,468
Total	$ 7,042,686

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value,	Purchases	Sales	Value, end of	% ownership,
	beginning of		Proceeds	period	end of period
Fund	period
Fidelity Floating Rate
Central Investment
Portfolio	$ 7,598,671	$ 254,396,310	$ —	$ 262,594,339	34.0%
Fidelity Ultra Short
Central Fund	6,644,141	196,884,012	—	203,522,284	2.7%
Total	$ 14,242,812	$ 451,280,322	$ —	$ 466,116,623

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006

Assets
Investment in securities, at value (including repurchase
agreements of $9,773,000)
See accompanying schedule:
Unaffiliated issuers (cost $577,327,846)	$ 565,082,904
Affiliated Central Funds (cost $465,522,954)	466,116,623
Total Investments (cost $1,042,850,800)		$1,031,199,527
Cash		430
Receivable for fund shares sold		85,067,255
Dividends receivable		533,069
Interest receivable		5,969,371
Prepaid expenses		36,805
Other affiliated receivables		108
Other receivables		714
Total assets		1,122,807,279

Liabilities
Payable for investments purchased
Regular delivery	$ 24,156,205
Delayed delivery	770,000
Payable for fund shares redeemed	670,638
Accrued management fee	422,120
Distribution fees payable	12,803
Other affiliated payables	96,430
Other payables and accrued expenses	180,394
Total liabilities		26,308,590

Net Assets		$ 1,096,498,689
Net Assets consist of:
Paid in capital		$1,101,245,254
Undistributed net investment income		5,816,781
Accumulated undistributed net realized gain (loss) on
investments		1,087,927
Net unrealized appreciation (depreciation) on
investments		(11,651,273)
Net Assets		$ 1,096,498,689

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Statement of Assets and Liabilities continued
March 31, 2006

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($8,507,822 ÷ 854,193 shares)	$ 9.96

Maximum offering price per share (100/95.25 of $9.96)	$ 10.46
Class T:
Net Asset Value and redemption price per share
($11,245,809 ÷ 1,129,374 shares)	$ 9.96

Maximum offering price per share (100/96.50 of $9.96)	$ 10.32
Class B:
Net Asset Value and offering price per share
($4,451,431 ÷ 447,761 shares)A	$ 9.94

Class C:
Net Asset Value and offering price per share
($8,206,813 ÷ 826,227 shares)A	$ 9.93

Strategic Real Return:
Net Asset Value, offering price and redemption price per
share ($1,041,286,135 ÷ 104,407,519 shares)	$ 9.97

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($22,800,679 ÷ 2,287,904 shares)	$ 9.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended March 31, 2006

Investment Income
Dividends		$ 1,866,856
Interest		6,872,311
Income from affiliated Central Funds		7,042,686
Total income		15,781,853

Expenses
Management fee	$ 1,691,840
Transfer agent fees	335,404
Distribution fees	57,494
Accounting fees and expenses	146,367
Independent trustees’ compensation	900
Custodian fees and expenses	9,396
Registration fees	269,983
Audit	64,155
Legal	11,763
Miscellaneous	215
Total expenses before reductions	2,587,517
Expense reductions	(14,435)	2,573,082

Net investment income		13,208,771
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,083,390
Change in net unrealized appreciation (depreciation) on
investment securities		(12,036,415)
Net gain (loss)		(10,953,025)
Net increase (decrease) in net assets resulting from
operations		$ 2,255,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Statement of Changes in Net Assets
		For the period
		September 7, 2005
	Six months ended	(commencement of
	March 31,	operations) to
	2006	September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,208,771	$ 81,416
Net realized gain (loss)	1,083,390	2,066
Change in net unrealized appreciation (depreciation)	(12,036,415)	385,142
Net increase (decrease) in net assets resulting
from operations	2,255,746	468,624
Distributions to shareholders from net investment income	(7,470,920)	—
Share transactions - net increase (decrease)	1,063,132,792	38,055,768
Redemption fees	56,568	111
Total increase (decrease) in net assets	1,057,974,186	38,524,503

Net Assets
Beginning of period	38,524,503	—
End of period (including undistributed net investment
income of $5,816,781 and undistributed net
investment income of $78,944, respectively)	$ 1,096,498,689	$ 38,524,503

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights Class A

	Six months ended	Year ended
	March 31,	September 30,
	2006	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment incomeE	.214	.031
Net realized and unrealized gain (loss)	(.278)	.119
Total from investment operations	(.064)	.150
Distributions from net investment income	(.127)	—
Redemption fees added to paid in capital	..001	—I
Net asset value, end of period	$ 9.96	$ 10.15
Total ReturnB,C,D	(.62)%	1.50%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.05%A	4.71%A
Expenses net of fee waivers, if any	1.00%A	1.00%A
Expenses net of all reductions	.98%A	1.00%A
Net investment income	4.32%A	4.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,508	$ 3,405
Portfolio turnover rate	25%A	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period September 7, 2005 (commencement of operations) to September 30, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Financial Highlights Class T

	Six months ended	Year ended
	March 31,	September 30,
	2006	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment incomeE	.208	.030
Net realized and unrealized gain (loss)	(.274)	.120
Total from investment operations	(.066)	.150
Distributions from net investment income	(.125)	—
Redemption fees added to paid in capital	..001	—I
Net asset value, end of period	$ 9.96	$ 10.15
Total ReturnB,C,D	(.64)%	1.50%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.11%A	4.81%A
Expenses net of fee waivers, if any	1.10%A	1.10%A
Expenses net of all reductions	1.08%A	1.10%A
Net investment income	4.22%A	4.18%A
Supplemental Data
Net assets, end of period (000 omitted)	$11,246	$ 3,284
Portfolio turnover rate	25%A	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period September 7, 2005 (commencement of operations) to September 30, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Highlights Class B

	Six months ended	Year ended
	March 31,	September 30,
	2006	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment incomeE	.177	.025
Net realized and unrealized gain (loss)	(.274)	.115
Total from investment operations	(.097)	.140
Distributions from net investment income	(.104)	—
Redemption fees added to paid in capital	.001	—I
Net asset value, end of period	$ 9.94	$ 10.14
Total ReturnB,C,D	(.95)%	1.40%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.78%A	5.47%A
Expenses net of fee waivers, if any	1.75%A	1.75%A
Expenses net of all reductions	1.73%A	1.75%A
Net investment income	3.57%A	3.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,451	$ 3,253
Portfolio turnover rate	25%A	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period September 7, 2005 (commencement of operations) to September 30, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Financial Highlights Class C

	Six months ended	Year ended
	March 31,	September 30,
	2006	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment incomeE	.171	.024
Net realized and unrealized gain (loss)	(.276)	.116
Total from investment operations	(.105)	.140
Distributions from net investment income	(.106)	—
Redemption fees added to paid in capital	.001	—I
Net asset value, end of period	$ 9.93	$ 10.14
Total ReturnB,C,D	(1.03)%	1.40%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.90%A	5.56%A
Expenses net of fee waivers, if any	1.85%A	1.85%A
Expenses net of all reductions	1.83%A	1.85%A
Net investment income	3.47%A	3.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,207	$ 3,467
Portfolio turnover rate	25%A	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period September 7, 2005 (commencement of operations) to September 30, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Highlights Strategic Real Return

	Six months ended	Year ended
	March 31,	September 30,
	2006	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment incomeD	.219	.028
Net realized and unrealized gain (loss)	(.270)	.122
Total from investment operations	(.051)	.150
Distributions from net investment income	(.130)	—
Redemption fees added to paid in capital	.001	—H
Net asset value, end of period	$ 9.97	$ 10.15
Total ReturnB,C	(.50)%	1.50%
Ratios to Average Net AssetsE,G
Expenses before reductions	.85%A	4.41%A
Expenses net of fee waivers, if any	.85%A	.85%A
Expenses net of all reductions	.85%A	.85%A
Net investment income	4.46%A	4.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$1,041,286	$ 21,867
Portfolio turnover rate	25%A	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F For the period September 7, 2005 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Financial Highlights Institutional Class

	Six months ended	Year ended
	March 31,	September 30,
	2006	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment incomeD	.217	.032
Net realized and unrealized gain (loss)	(.267)	.118
Total from investment operations	(.050)	.150
Distributions from net investment income	(.131)	—
Redemption fees added to paid in capital	.001	—H
Net asset value, end of period	$ 9.97	$ 10.15
Total ReturnB,C	(.49)%	1.50%
Ratios to Average Net AssetsE,G
Expenses before reductions	.86%A	4.55%A
Expenses net of fee waivers, if any	.85%A	.85%A
Expenses net of all reductions	.84%A	.85%A
Net investment income	4.47%A	4.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$22,801	$ 3,248
Portfolio turnover rate	25%A	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F For the period September 7, 2005 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2006

1. Significant Accounting Policies.

Fidelity Strategic Real Return Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Strategic Real Return, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ

Semiannual Report

32

1. Significant Accounting Policies continued
Security Valuation continued

from published prices for the same securities. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distribu tions or capital gain distributions. Interest income and distributions from the Central Funds, are accrued as earned. Interest income includes coupon interest and amortiza tion of premium and accretion of discount on debt securities. Inflation indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

33 Semiannual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Book tax differences are primarily due to partnerships (including allocations from CIPs) and income recognized on commodity linked notes.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,173,344
Unrealized depreciation	(17,711,341)
Net unrealized appreciation (depreciation)	$ (11,537,997)
Cost for federal income tax purposes	$ 1,042,737,524

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the

Semiannual Report

34

2. Operating Policies continued
Delayed Delivery Transactions and When Issued Securities continued

fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Indexed Securities. The fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $718,616,422 and $18,138,344, respectively.

35 Semiannual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 4,434	$ 2,419
Class T	0%	.25%	8,048	5,743
Class B	.65%	.25%	17,115	16,369
Class C	.75%	.25%	27,897	23,617
			$ 57,494	$ 48,148

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$ 8,086
Class T	2,334
Class B*	1,054
Class C*	251
$ 11,725

*	When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

36

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Strategic Real Return. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Real Return shares. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets*
Class A		$ 5,065.17
Class T		4,503.14
Class B		2,713.14
Class C		4,628.17
Strategic Real Return		313,238.11
Institutional Class		5,257.15
	$ 335,404
* Annualized

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) each an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, each CIP may also participate in derivatives and mortgage dollar rolls. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply

37 Semiannual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP, as of the fund’s report date, is avail able upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements, which are not covered by this fund’s Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,160 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Class A	1.00%	$ 1,596
Class T	1.10%	458
Class B	1.75%	514
Class C	1.85%	1,326
Institutional Class	.85%	438
		$ 4,332

Semiannual Report	38

6. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,118 for the period. In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $4,078. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 346
Class T	337
Class B	355
Class C	359
Strategic Real Return	164
Institutional Class	346
$ 1,907

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, Freedom 2010 Fund and Freedom 2020 Fund were the owners of record of approximately 12% and 12%, respectively, of the total outstanding shares of the fund. The Fidelity Freedom Funds and Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 42% of the total outstanding shares of the fund.

39 Semiannual Report

Notes to Financial Statements continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

			Six months ended	Year ended
			March 31,	September 30,
			2006	2005A
From net investment income
Class A			$ 71,511	$ —
Class T			71,484	—
Class B			39,022	—
Class C			56,594	—
Strategic Real Return			7,179,102	—
Institutional Class			53,207	—
Total			$ 7,470,920	$ —
A For the period September 7, 2005 (commencement of operations) to September 30, 2005.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	March 31,	September 30,	March 31,	September 30,
	2006	2005A	2006	2005A
Class A
Shares sold	549,817	335,576	$ 5,490,683	$ 3,356,917
Reinvestment of
distributions	6,371	—	63,649	—
Shares redeemed	(37,571)	—	(373,813)	—
Net increase (decrease) .	518,617	335,576	$ 5,180,519	$ 3,356,917
Class T
Shares sold	818,805	323,690	$ 8,187,032	$ 3,237,283
Reinvestment of
distributions	7,030	—	70,230	—
Shares redeemed	(20,151)	—	(200,377)	—
Net increase (decrease) .	805,684	323,690	$ 8,056,885	$ 3,237,283
Class B
Shares sold	128,319	320,754	$ 1,280,160	$ 3,207,594
Reinvestment of
distributions	3,780	—	37,761	—
Shares redeemed	(5,092)	—	(50,762)	—
Net increase (decrease) .	127,007	320,754	$ 1,267,159	$ 3,207,594

Semiannual Report

40

9. Share Transactions - continued

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	March 31,	September 30,	March 31,	September 30,
	2006	2005A	2006	2005A
Class C
Shares sold	492,181	341,879	$ 4,915,959	$ 3,420,798
Reinvestment of
distributions	5,149	—	51,387	—
Shares redeemed	(12,982)	—	(129,040)	—
Net increase (decrease) .	484,348	341,879	$ 4,838,306	$ 3,420,798
Strategic Real Return
Shares sold	109,316,207	2,155,812	$1,094,705,705	$ 21,651,987
Reinvestment of
distributions	677,774	—	6,777,738	—
Shares redeemed	(7,740,406)	(1,868)	(77,275,028)	(18,821)
Net increase (decrease) .	102,253,575	2,153,944	$ 1,024,208,415	$ 21,633,166
Institutional Class
Shares sold	2,013,060	320,001	$ 20,029,928	$ 3,200,010
Reinvestment of
distributions	4,709	—	47,048	—
Shares redeemed	(49,866)	—	(495,468)	—
Net increase (decrease) .	1,967,903	320,001	$ 19,581,508	$ 3,200,010
A For the period September 7, 2005 (commencement of operations) to September 30, 2005.

41 Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments as of March 31, 2006, and the related statement of operations for the six months then ended, and the statement of changes in net assets and the financial highlights for the six months then ended and for the period from September 7, 2005 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custo dians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2006, the results of its operations for the six months then ended and the changes in its net assets and the financial highlights for the six months ended March 31, 2006 and for the period from September 7, 2005 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts May 22, 2006

Semiannual Report 42

Proxy Voting Results

A special meeting of each fund’s shareholders was held on November 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes
Dennis J. Dirks
Affirmative	18,240,248,322.53	96.150
Withheld	730,313,302.58	3.850
TOTAL	18,970,561,625.11	100.000
Albert R. Gamper, Jr.B
Affirmative	18,204,838,072.06	95.964
Withheld	765,723,553.05	4.036
TOTAL	18,970,561,625.11	100.000
Robert M. Gates
Affirmative	18,191,748,681.13	95.895
Withheld	778,812,943.98	4.105
TOTAL	18,970,561,625.11	100.000
George H. Heilmeier
Affirmative	18,193,638,757.60	95.905
Withheld	776,922,867.51	4.095
TOTAL	18,970,561,625.11	100.000
Abigail P. Johnson
Affirmative	18,103,320,241.78	95.428
Withheld	867,241,383.33	4.572
TOTAL	18,970,561,625.11	100.000
Edward C. Johnson 3d
Affirmative	18,055,585,171.13	95.177
Withheld	914,976,453.98	4.823
TOTAL	18,970,561,625.11	100.000
Stephen P. Jonas
Affirmative	18,188,419,716.35	95.877
Withheld	782,141,908.76	4.123
TOTAL	18,970,561,625.11	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	18,208,650,664.29	95.984
Withheld	761,910,960.82	4.016
TOTAL	18,970,561,625.11	100.000

Ned C. Lautenbach
Affirmative	18,224,936,039.64	96.070
Withheld	745,625,585.47	3.930
TOTAL	18,970,561,625.11	100.000

Marvin L. Mann
Affirmative	18,146,216,753.93	95.655
Withheld	824,344,871.18	4.345
TOTAL	18,970,561,625.11	100.000

William O. McCoy
Affirmative	18,164,580,135.79	95.751
Withheld	805,981,489.32	4.249
TOTAL	18,970,561,625.11	100.000

Robert L. Reynolds
Affirmative	18,197,448,372.22	95.925
Withheld	773,113,252.89	4.075
TOTAL	18,970,561,625.11	100.000

Cornelia M. Small
Affirmative	18,214,122,413.76	96.013
Withheld	756,439,211.35	3.987
TOTAL	18,970,561,625.11	100.000

William S. Stavropoulos
Affirmative	18,186,563,509.46	95.867
Withheld	783,998,115.65	4.133
TOTAL	18,970,561,625.11	100.000

Kenneth L. Wolfe
Affirmative	18,211,332,412.92	95.998
Withheld	759,229,212.19	4.002
TOTAL	18,970,561,625.11	100.000

A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Semiannual Report 44

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its share holders; and (iv) whether there have been economies of scale in respect of the manage ment of the Fidelity funds, whether the Fidelity funds (including the fund) have

45 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

46

47 Semiannual Report

Semiannual Report

48

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment Advisors (U.K.) Limited
Geode Capital Management, LLC
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburgh, PA

ARRSI-USAN-0506 1.814975.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 23, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 23, 2006